     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund BlackRock Municipal Insured Fund BlackRock National Municipal Fund BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Municipal Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 441-7762
Date of fiscal year end: 06/30/2008
Date of reporting period: 07/01/2007 – 12/31/2007
Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Municipal Bond Fund, Inc.

SEMI-ANNUAL REPORT DECEMBER 31, 2007 | (UNAUDITED)

BlackRock Short-Term Municipal Fund BlackRock Municipal Insured Fund BlackRock National Municipal Fund BlackRock High Yield Municipal Fund

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets endured heightened volatility during 2007, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of December 31, 2007	6-month	12-month

U.S. equities (S&P 500 Index)	–1.37%	+ 5.49%

Small cap U.S. equities (Russell 2000 Index)	–7.53	– 1.57

International equities (MSCI Europe, Australasia, Far East Index)	+0.39	+11.17

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+5.93	+ 6.97

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+3.22	+ 3.36

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	–0.67	+ 2.27

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the “Fed”) stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25% . In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility, equity markets displayed surprising resilience. Market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets, but 2007 remained a record year for global M&A nonetheless. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and subprime fallout resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.04% by year-end, while prices correspondingly rose. The tax-exempt bond market waffled amid the economic uncertainty and concerns around the credit worthiness of bond insurers, but set a new-issuance record in 2007. A drop in municipal bond prices created buying opportunities, and the heightened supply was generally well absorbed.

As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2007 and our 10 predictions for 2008, please ask your financial professional for a copy of “What’s Ahead in 2008: An Investment Perspective,” or view it online at www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary	BlackRock Short-Term Municipal Fund

Portfolio Management Commentary

  How did the Fund perform?
  The Fund’s total return lagged its broad market benchmark, but exceeded its comparable Lipper category average for the six months ended December 31, 2007.
  What factors influenced performance?
  Interest rates rose early in 2007 until the U.S. housing slowdown and subprime turmoil caused asset-backed securities to decline in value, putting pressure on financial markets and the overall economy. This eventually led the Federal Reserve Board (the “Fed”) to cut interest rates. Yields generally declined in the fourth quarter, with municipals largely underperforming. Mortgage-related losses in the monoline muni- cipal insurers also hindered price improvement in tax-exempt issues.Municipal bonds rated AAA and AA, and maturing inside 10 years,performed the best. Credit spreads generally continued to widen, leading to poor performance among lower-quality issues.
  New municipal issuance for 2007 totaled $427.5 billion, a new annual record. Volume was up 11.5% versus 2006 and 5% versus 2005, the previous record year. Issuance slowed late in 2007 as market volatility and potential downgrades for the municipal insurance companies led to the postponement of several larger deals.
  The Fund’s conservative investment strategy and overweight in the front part of the yield curve were the main factors behind the outperformance of the Lipper group. Much of this occurred later in 2007 as the turmoil in the credit markets caused a flight to quality and to shorter maturities. Additionally, the Fed began easing monetary policy in September, whichfurther aided performance as the front end of the curve benefited mostfrom this action. Interest rates on one-year general obligation bonds fell 60 basis points (.60%) for the year, while rates on 20-year bonds rose approximately 20 basis points (as their prices correspondingly fell). This outperformance in shorter-dated issues benefited the Fund, which was more heavily weighted in the one- to two-year part of the curve.
  The main detractor from performance was the portfolio’s small position in lower-rated issues, which suffered as credit spreads generally widened amid the market turmoil.
  Describe recent portfolio activity.
  We drew the Fund’s cash reserves down to a minimum in the belief that Fed easing would have the greatest beneficial impact on very short- maturity bonds. Also, given the negative outlook for some monoline insurers, we generally focused purchases on high-quality general obli- gation bonds and prerefunded bonds. The portfolio’s duration was extended modestly to approximately 1.5 years as a result of spending cash reserves.
  Describe Fund positioning at period-end.
  The Fund is positioned for additional Fed interest rate cuts, which would benefit performance as the curve continues to steepen. We believe the portfolio’s average credit quality of AA also bodes well given the contin- ued uncertainty in the economy and the impact this has already had on lower-quality issues.
Fund Profile as of December 31, 2007

Percent of
Long Term
Investments

Other Revenue Bonds	44.3%
General Obligation & Tax Revenue Bonds	32.6
Prerefunded Bonds	23.1

4 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

BlackRock Short-Term Municipal Fund

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
                    † The Fund invests primarily in investment grade municipal bonds (bonds rated Baa or better) with a maximum maturity not to exceed four years.
      † † This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.
† † † This unmanaged Index consists of state and local government obligation bonds that mature in three – four years, rated Baa or better.

Performance Summary for the Period Ended December 31, 2007

					Average Annual Total Returns*

			1 Year		5 Years		10 Years

	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge

BlackRock	3.02%	+2.62%	+4.04%	—	+2.10%	—	+3.11%	—
Institutional	3.13	+2.65	+3.97	—	+2.08	—	+3.10	—
Investor A	2.79	+2.62	+3.81	+0.70%	+1.85	+1.23%	+2.86	+2.54%
Investor A1	3.00	+2.60	+3.87	+2.83	+1.98	+1.78	+3.00	+2.90
Investor B	2.78	+2.47	+3.61	+2.61	+1.72	+1.72	+2.73	+2.73
Investor C	2.13	+2.14	+2.93	+1.93	+1.07	+1.07	+2.08	+2.08
Lehman Brothers 3-Year
General Obligation
Bond Index	—	+3.73	+4.99	—	+2.70	—	+3.96	—
Lehman Brothers Municipal
Bond Index	—	+3.22	+3.36	—	+4.30	—	+5.18	—

* Assuming maximum sales charges. See “About Fund Performance” on pages 12–13 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

5

Fund Summary	BlackRock Municipal Insured Fund

Portfolio Management Commentary

How did the Fund perform?

  The Fund performed in line with its comparable Lipper category average for the six-month period ended December 31, 2007, but underperformed the Lehman Brothers Municipal Bond Index.
  Conversely, the Fund’s yield curve position detracted from performance. The curve steepened significantly during the period, leading shorter maturities to outperform longer maturities. The Fund was early in extending out on the yield curve in the previous reporting period, there- by missing some of the relative outperformance at the short end.

What factors influenced performance?

  Interest rates rose early in 2007 until the U.S. housing slowdown and subprime turmoil caused asset-backed securities to decline in value, putting pressure on financial markets and the overall economy. This eventually led the Federal Reserve Board to cut interest rates in September, October and December. Yields generally declined in the fourth quarter, with municipals largely underperforming. Mortgage- related losses in the monoline municipal insurers also hindered price improvement in tax-exempt issues. Municipal bonds rated AAA and AA, and maturing inside 10 years, performed the best. Credit spreads generally widened, leading to poor performance among lower-quality issues.
  New municipal issuance for 2007 totaled $427.5 billion, a new annual record. Volume increased 11.5% versus 2006 and 5% versus 2005, the previous record year. Issuance slowed late in 2007 as market volatility and potential downgrades for the municipal insurance companies led to the postponement of several larger deals.
  During this period of high volatility, the Fund remained essentially fully invested, which helped maintain a strong income accrual and aided performance as yields fell toward period-end. Our efforts to lengthen call protections also contributed to performance as yields fell.

Describe recent portfolio activity.

  During the fourth quarter of 2007, the monoline insurers of municipal bonds experienced significant stress. The exact nature of each insurer’s problems (if any) and the extent thereof evolved throughout the period, but was largely unresolved at the end. Working with our Municipal Research Group, we combed through the Fund’s holdings to identify sale candidates based on our underlying issuer rating and insurer profile. At the same time, we looked to purchase strong underlying credits with favored insurers, particularly Financial Security Assurance Inc.
  Generally speaking, the municipal market experienced significant volatility and certain sectors, despite high credit quality, came under pressure. We sought to add to positions in these areas, such as airports and certain callable zero-coupon bonds, as spreads had widened significantly.

Describe Fund positioning at period-end.

  The Fund ended the period fully invested with a modestly constructive view of the market and a bias toward the longer end of the yield curve.
  The yield curve steepened significantly in the past six months. We willlook to add bonds that can be advance refunded, premium-coupon bonds with favored insurers, and strong underlying credits in the 20-to 25-year area of the curve.
Fund Profile as of December 31, 2007

Percent of
Long Term
Investments

Other Revenue Bonds	77.8%
General Obligation & Tax Revenue Bonds	11.6
Prerefunded Bonds	10.6

6 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

BlackRock Municipal Insured Fund

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
† The Fund invests primarily in long-term, investment grade municipal bonds (bonds rated Baa or better) covered by portfolio insurance guaranteeing the timely payment of principal at maturity and interest.
This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

Performance Summary for the Period Ended December 31, 2007

					Average Annual Total Returns*

			1 Year		5 Years		10 Years

	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	3.95%	+2.31%	+2.34%	—	+4.05%	—	+4.70%	—
Investor A	3.53	+2.18	+2.07	–2.26%	+3.79	+2.89%	+4.44	+3.99%
Investor B	3.18	+1.92	+1.56	–2.36	+3.27	+2.93	+3.91	+3.91
Investor C	2.94	+1.80	+1.31	+0.33	+3.04	+3.04	+3.67	+3.67
Investor C1	3.14	+1.90	+1.52	+0.54	+3.22	+3.22	+3.86	+3.86
Lehman Brothers Municipal
Bond Index	—	+3.22	+3.36	—	+4.30	—	+5.18	—

* Assuming maximum sales charges. See “About Fund Performance” on pages 12–13 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

7

Fund Summary	BlackRock National Municipal Fund

Portfolio Management Commentary

How did the Fund perform?

  The Fund’s total return lagged the broad-market benchmark and its comparable Lipper category average for the six months ended December 31, 2007.

What factors influenced performance?

  Interest rates rose early in 2007 until the U.S. housing slowdown and subprime turmoil caused asset-backed securities to decline in value, putting pressure on financial markets and the overall economy. This eventually led the Federal Reserve Board to cut interest rates in September, October and December. Yields generally declined in the fourth quarter, with municipals largely underperforming. Mortgage- related losses in the monoline municipal insurers also hindered price improvement in tax-exempt issues. Municipal bonds rated AAA and AA, and maturing inside 10 years, performed the best. Credit spreads generally widened, leading to poor performance among lower- quality issues.
  New municipal issuance for 2007 totaled $427.5 billion, a new annual record. Volume increased 11.5% versus 2006 and 5% versus 2005, the previous record year.
  Against the underlying backdrop, Fund performance was hindered by our relatively short duration stance (a measure of interest rate sensitivity); longer yield curve position at a time when shorter-term securities outperformed; and exposure, albeit limited, to lower-rated municipal credits, which underperformed as spreads widened.
  We have consistently focused our efforts on achieving a steady, high level of income for shareholders. This contributes to the Fund’s above- average accrual rate and current yield advantage. However, the flight to quality experienced in the fixed income markets left the Fund in a defensive interest rate posture, which caused it to trail on a price appreciation basis amid the dramatic fall in interest rates.

Describe recent portfolio activity.

  We purchased and sold securities in keeping with our aim to maximize the Fund’s coupon structure and optimize current income for share- holders. This involved swapping into more attractive opportunities in the secondary market — in one case, we sold a lower-coupon bond (5%) to purchase a 5.50% coupon bond from the same issuer. With the dramatic widening in credit spreads, we also participated in some primary issuance in the high yield sector.
  We continued to use inverse floating-rate product as the steepening of the tax-exempt yield curve resulted in lower borrowing rates, thereby improving the execution on these products.

Describe Fund positioning at period-end.

  With respect to interest rate sensitivity, the Fund entered 2008 with a continued low duration posture. Long-term tax-exempt bonds currently yield less than when the 10-year Treasury yielded 3.10% and the federal funds target rate was 1%. As such, we see little value in the current level of high-grade municipal securities.
  In terms of lower-rated municipal debt, we are working closely with our Municipal Research Group to review each sector and the Fund’s exposures therein. We have ample cash to take advantage of appro- priate opportunities as they present themselves.
Fund Profile as of December 31, 2007

Percent of
Long Term
Investments

Other Revenue Bonds	78.7%
General Obligation & Tax Revenue Bonds	7.9
Prerefunded Bonds	13.4

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

BlackRock National Municipal Fund

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
† The Fund invests primarily in long-term municipal bonds rated in any rating category.
† † This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

Performance Summary for the Period Ended December 31, 2007

					Average Annual Total Returns*

			1 Year		5 Years		10 Years

	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	4.20%	+0.97%	+1.57%	—	+4.70%	—	+4.93%	—
Investor A	3.80	+0.96	+1.34	–2.97%	+4.47	+3.56%	+4.69	+4.23%
Investor B	3.45	+0.70	+0.82	–3.06	+3.94	+3.60	+4.15	+4.15
Investor C	3.17	+0.56	+0.54	–0.43	+3.66	+3.66	+3.89	+3.89
Investor C1	3.41	+0.58	+0.77	–0.20	+3.87	+3.87	+4.10	+4.10
Lehman Brothers Municipal
Bond Index	—	+3.22	+3.36	—	+4.30	—	+5.18	—

* Assuming maximum sales charges. See “About Fund Performance” on pages 12–13 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

9

Fund Summary	BlackRock High Yield Municipal Fund

Portfolio Management Commentary

How did the Fund perform?

  The Fund’s total return lagged its benchmark and comparable Lipper category average for the six months ended December 31, 2007.

What factors influenced performance?

  Interest rates rose early in 2007 until the U.S. housing slowdown and subprime turmoil caused asset-backed securities to decline in value, putting pressure on financial markets and the overall economy. This eventually led the Federal Reserve Board to cut interest rates in September, October and December. Yields generally declined in the fourth quarter, with municipals largely underperforming. Mortgage- related losses in the monoline municipal insurers also hindered price improvement in tax-exempt issues. Municipal bonds rated AAA and AA, and maturing inside 10 years, performed the best. Credit spreads generally widened, leading to poor performance among lower-quality issues.
  New municipal issuance for 2007 totaled $427.5 billion, a new annual record. Volume increased 11.5% versus 2006 and 5% versus 2005, the previous record year. Issuance slowed late in 2007 as market volatility and potential downgrades for the municipal insurance companies led to the postponement of several larger deals.
  Fund results suffered as credit spreads widened appreciably amid heightened investor risk aversion and deteriorating liquidity. The Fund’s exposure at the lower end of the credit spectrum suffered dispropor- tionately due to a prevalence of discounted securities exhibiting relatively high duration profiles. These had been purchased during the Fund’s first year of operations, when the supply of attractively structured low duration, high yield securities was quite sparse.
  The Fund’s yield curve exposure also proved detrimental. The municipal curve continued to steepen, with the best performance occurring on the short end. However, much of our focus has been on the long end in an effort to generate a more competitive distribution yield.
  An increasing bias toward higher-quality bonds helped to insulate the portfolio from some of the widening in credit spreads. However, these high-quality investments failed to perform as well as expected given the mounting uncertainty surrounding the monoline insurers.

Describe recent portfolio activity.

• We continued to seek opportunities to boost the Fund’s distribution yield. Some progress was made amid the volatility and associated widening of credit spreads during the fourth quarter.

• Also, given the change in the yield curve, market conditions have grown more favorable for the creation of tender option bond trusts, which are a leveraged form of income enhancement. We established a modest position, but expect to add to it as opportunities present themselves.

Describe Fund positioning at period-end.

  The portfolio remains positioned for lower interest rates. However, given the low absolute level of market yields, we have tempered somewhat the Fund’s above-market duration. Of more interest to us are the evolving opportunities in the high yield municipal space as spreads have widened. Given the swift return to more attractive valuations, we expect to selectively add credit exposure in the coming months.
Fund Profile as of December 31, 2007

Percent of
Long Term
Investments

Other Revenue Bonds	98.5%
General Obligation & Tax Revenue Bonds	1.5

10 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

BlackRock High Yield Municipal Fund

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
** Commencement of Operations.
† The Fund invests primarily in municipal bonds rated in any rating category or in unrated municipal bonds.
††This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

Performance Summary for the Period Ended December 31, 2007

				Average Annual Total Returns*

			1 Year		Since Inception**

	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge

Institutional	4.95%	–5.91%	–5.88%	—	–1.77%	—
Investor A	4.49	–6.03	–6.04	–10.04%	–2.09	–5.05%
Investor C	3.94	–6.49	–6.76	– 7.65	–2.71	–2.71
Lehman Brothers Municipal Bond Index	—	+3.22	+3.36	—	+4.70	—

* Assuming maximum sales charges. See “About Fund Performance” on pages 12–13 for a detailed description of share classes, including any related sales charges and fees.
** The Portfolio commenced operations on 8/1/06.
Past performance is not indicative of future results.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

11

About Fund Performance For BlackRock Short-Term Municipal Fund

  BlackRock Shares are not subject to any sales charge. BlackRock Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to October 2, 2006, BlackRock Share performance results are those of the Institutional Shares (which have no distribution or service fees).
  Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.
  Investor A Shares incur a maximum initial sales charge (front-end load) of 3% and a service fee of 0.25% per year (but no distribution fee).
  Prior to October 2, 2006, Investor A Share performance results are thoseof the Institutional Shares (which have no distribution or service fees)restated to reflect Investor A Share fees.
  Investor A1 Shares incur a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee).
  Investor B Shares are subject to a maximum contingent deferred sales charge of 1% declining to 0% after three years. In addition, Investor B
  Shares are subject to a distribution fee of 0.20% per year and a servicefee of 0.15% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge forautomatic share conversions.)
  Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share perform- ance results are those of the Institutional Shares (which have no distri- bution or service fees) restated to reflect Investor C Share fees.

For BlackRock Municipal Insured Fund and BlackRock National Municipal Fund

  Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.
  Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee).
  Investor B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B
  Shares are subject to a distribution fee of 0.50% per year and a servicefee of 0.25% per year. These shares automatically convert to Investor AShares after approximately 10 years. (There is no initial sales charge forautomatic share conversions.).
  Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.
  Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

12 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

About Fund Performance (concluded)

For BlackRock High Yield Municipal Fund

  Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.
  Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee).
  Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

For All Funds

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on pages 5, 7, 9 and 11 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. The Fund’s investment adviser reimbursed a portion of the Fund’s expenses. Without such reimbursement, the Fund’s performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

13

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a)
expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on pages 14 – 17 (which are based on a hypothetical investment of $1,000 invested on July 1, 2007 and held through
December 31, 2007) is intended to assist shareholders both in calculat-
ing expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Short-Term Municipal Fund

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2007	December 31, 2007 During the Period*		July 1, 2007	December 31, 2007 During the Period*

BlackRock	$1,000	$1,026.20	$2.09	$1,000	$1,023.14	$2.09
Institutional	$1,000	$1,026.50	$1.79	$1,000	$1,023.44	$1.79
Investor A	$1,000	$1,026.20	$3.06	$1,000	$1,022.18	$3.06
Investor A1	$1,000	$1,026.00	$2.30	$1,000	$1,022.94	$2.29
Investor B	$1,000	$1,024.70	$3.57	$1,000	$1,021.68	$3.57
Investor C	$1,000	$1,021.40	$6.88	$1,000	$1,018.40	$6.87

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.41% for BlackRock, .35% for Institutional, .60% for Investor A, .45% for
Investor A1, .70% for Investor B and 1.35% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period shown.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

14 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Disclosure of Expenses (continued)

BlackRock Municipal Insured Fund (Including Interest Expense and Fees)

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2007	December 31, 2007 During the Period*		July 1, 2007	December 31, 2007 During the Period*

Institutional	$1,000	$1,023.10	$ 5.00	$1,000	$1,020.27	$ 4.99
Investor A	$1,000	$1,021.80	$ 6.32	$1,000	$1,018.95	$ 6.31
Investor B	$1,000	$1,019.20	$ 8.96	$1,000	$1,016.33	$ 8.94
Investor C	$1,000	$1,018.00	$10.12	$1,000	$1,015.17	$10.11
Investor C1	$1,000	$1,019.00	$ 9.11	$1,000	$1,016.18	$ 9.10

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.98% for Institutional, 1.24% for Investor A, 1.76% for Investor B, 1.99% for
Investor C and 1.79% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

BlackRock Municipal Insured Fund (Excluding Interest Expense and Fees)

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2007	December 31, 2007 During the Period*		July 1, 2007	December 31, 2007 During the Period*

Institutional	$1,000	$1,023.10	$2.40	$1,000	$1,022.84	$2.40
Investor A	$1,000	$1,021.80	$3.72	$1,000	$1,021.53	$3.72
Investor B	$1,000	$1,019.20	$6.31	$1,000	$1,018.95	$6.31
Investor C	$1,000	$1,018.00	$7.48	$1,000	$1,017.80	$7.48
Investor C1	$1,000	$1,019.00	$6.51	$1,000	$1,018.75	$6.51

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.47% for Institutional, .73% for Investor A, 1.24% for Investor B, 1.47% for
Investor C and 1.28% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period shown.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

15

Disclosure of Expenses (continued)

BlackRock National Municipal Fund (Including Interest Expense and Fees)

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2007	December 31, 2007 During the Period*		July 1, 2007	December 31, 2007 During the Period*

Institutional	$1,000	$1,009.70	$4.61	$1,000	$1,020.62	$4.63
Investor A	$1,000	$1,009.60	$5.72	$1,000	$1,019.51	$5.75
Investor B	$1,000	$1,007.00	$8.40	$1,000	$1,016.84	$8.44
Investor C	$1,000	$1,005.60	$9.81	$1,000	$1,015.43	$9.86
Investor C1	$1,000	$1,005.80	$8.54	$1,000	$1,016.69	$8.59

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.91% for Institutional, 1.13% for Investor A, 1.66% for Investor B, 1.94% for
Investor C and 1.69% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period shown.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

BlackRock National Municipal Fund (Excluding Interest Expense and Fees)

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2007	December 31, 2007 During the Period*		July 1, 2007	December 31, 2007 During the Period*

Institutional	$1,000	$1,009.70	$3.04	$1,000	$1,022.18	$3.06
Investor A	$1,000	$1,009.60	$4.15	$1,000	$1,021.07	$4.18
Investor B	$1,000	$1,007.00	$6.83	$1,000	$1,018.40	$6.87
Investor C	$1,000	$1,000.50	$8.24	$1,000	$1,016.99	$8.29
Investor C1	$1,000	$1,005.80	$7.03	$1,000	$1,018.20	$7.07

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.60% for Institutional, .82% for Investor A, 1.35% for Investor B, 1.63% for
Investor C and 1.39% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period shown.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

16 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Disclosure of Expenses (concluded)

BlackRock High Yield Municipal Fund (Including Interest Expense and Fees)

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2007	December 31, 2007 During the Period*		July 1, 2007	December 31, 2007 During the Period*

Institutional	$1,000	$940.90	$3.77	$1,000	$1,021.32	$3.92
Investor A	$1,000	$939.70	$4.94	$1,000	$1,020.11	$5.14
Investor C	$1,000	$935.10	$8.73	$1,000	$1,016.18	$9.10

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.77% for Institutional, 1.01% for Investor A and 1.79% for Investor C),
multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period shown.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

BlackRock High Yield Municipal Fund (Excluding Interest Expense and Fees)

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2007	December 31, 2007 During the Period*		July 1, 2007	December 31, 2007 During the Period*

Institutional	$1,000	$940.90	$3.72	$1,000	$1,021.37	$3.87
Investor A	$1,000	$939.70	$4.94	$1,000	$1,020.11	$5.14
Investor C	$1,000	$935.10	$8.68	$1,000	$1,016.23	$9.05

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.76% for Institutional, 1.01% for Investor A and 1.78% for Investor C),
multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period shown.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the actual days in the most recent fiscal half year divided by 365.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

17

Schedule of Investments as of December 31, 2007 BlackRock Short-Term Municipal Fund (In Thousands) (Unaudited)

Face
Amount	Municipal Bonds	Value

Alabama — 3.1%
$ 8,095	Huntsville, Alabama, GO, Refunding, Series A, 5.25%
	due 2/01/2009 (j)	$ 8,286

Arizona — 2.6%
7,000	Yavapai County, Arizona, IDA, Solid Waste Disposal
Revenue Bonds (Waste Management Inc. Project),
	AMT, 4% due 6/01/2027	6,909

California — 0.3%
750	California Pollution Control Financing Authority,
Solid Waste Disposal Revenue Bonds (Republic
	Services, Inc. Project), VRDN, AMT, 4.15%
	due 3/01/2028 (b)	750

District of Columbia — 1.8%
4,665	Metropolitan Washington Airports Authority, D.C.,
Airport System Revenue Refunding Bonds, AMT,
	Series A, 5% due 10/01/2010 (a)	4,843

Florida — 9.0%
7,000	Florida Hurricane Catastrophe Fund Financing
	Corporation Revenue Bonds, Series A, 5%
	due 7/01/2010	7,285
2,020	Miami-Dade County, Florida, Educational Facilities
Authority Revenue Bonds (University of Miami),
	Series A, 5.75% due 4/01/2010 (a)(c)	2,154
14,195	Orange County, Florida, Tourist Development, Tax
	Revenue Bonds, 5.50% due 10/01/2009 (a)(c)	14,795

Georgia — 8.7%
5,600	Catoosa County, Georgia, School District, GO, 4.25%
	due 8/01/2008 (h)	5,642
6,005	Georgia Municipal Electric Authority, Power Revenue
	Refunding Bonds, Series DD, 7% due 1/01/2008 (h)	6,005
11,905	Georgia State, GO, Series B, 5% due 3/01/2008	11,945

Illinois — 2.0%
5,000	Illinois Educational Facilities Authority, Revenue
	Refunding Bonds (University of Chicago),
	Series A, 5.25% due 7/01/2011 (c)	5,390

Indiana — 2.2%
4,750	Indiana Bond Bank Revenue Bonds (State Revolving
	Fund), Series B, 5.30% due 8/01/2010 (c)	5,049
1,000	Indiana State Development Finance Authority, IDR
	(Republic Services, Inc. Project), VRDN, AMT, 3.79%
	due 11/01/2035 (b)	1,000

Massachusetts — 3.2%
8,505	Massachusetts State Consolidated Loan, GO,
	Series C, 5% due 5/01/2008 (f)	8,561

Face
Amount	Municipal Bonds	Value

Michigan — 3.7%
$ 5,000	Detroit, Michigan, Water Supply System Revenue
	Bonds, Second Lien, Series B, 5.50%
	due 7/01/2011 (c)(g)	$ 5,428
280	Michigan State Strategic Fund, Limited Obligation
Revenue Bonds (Kay Screen Printing, Inc. Project),
	VRDN, AMT, 3.70% due 5/01/2020 (b)	280
4,120	Michigan State Trunk Line Fund, Revenue Refunding
	Bonds, Series B, 5% due 9/01/2010 (j)	4,317

Minnesota — 1.0%
2,620	Minneapolis and Saint Paul, Minnesota, Metropolitan
Airports Commission, Airport Revenue Bonds, AMT,
	Series B, 5.50% due 1/01/2010 (g)	2,691

Nebraska — 0.9%
2,500	Central Plains Energy Project, Nebraska, Revenue
Bonds (Gas Project Number 1), VRDN, 3.908%
	due 12/01/2010 (b)	2,453

Nevada — 5.3%
6,500	Clark County, Nevada, Airport System Subordinate
	Lien Revenue Bonds, AMT, Series B-1, 5%
	due 7/01/2008	6,559
7,500	Clark County, Nevada, EDR (Alexander Dawson
	School of Nevada Project), 5.50% due 5/15/2009 (c)	7,814

New Jersey — 1.9%
4,790	New Jersey Building Authority, State Building
	Revenue Refunding Bonds, Series B, 5.25%
	due 12/15/2010 (a)	5,077

New Mexico — 2.1%
5,685	New Mexico State, Severance Tax Bonds,
	Series A, 5% due 7/01/2008 (h)	5,742

New York — 4.9%
5,000	Metropolitan Transportation Authority, New York,
Dedicated Tax Fund Revenue Bonds, Series A,
	5.875% due 4/01/2010 (c)(g)	5,304
7,705	New York State Urban Development Corporation,
Personal Income Tax Revenue Bonds, Series C, 5%
	due 3/15/2010	8,009

Ohio — 3.2%
4,400	Ohio State Building Authority, State Facilities Revenue
Bonds (Administrative Building Fund Projects),
	Series A, 5.375% due 10/01/2008 (c)	4,521
3,875	Ohio State, Common Schools, GO, Series A, 5%
	due 3/15/2011	4,090

Portfolio Abbreviations

To simplify the listings of BlackRock Municipal Bond		CARS	Complementary Auction Rate Securities	IDA	Industrial Development Authority
Fund, Inc.’s portfolio holdings in the Schedules of		COP	Certificates of Participation	IDB	Industrial Development Board
Investments, we have abbreviated the names of		CP	Commercial Paper	IDR	Industrial Development Revenue Bonds
many of the securities according to the list below		DRIVERS	Derivative Inverse Tax-Exempt Receipts	M/F	Multi-Family
and at right.		EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
		EDR	Economic Development Revenue Bonds	S/F	Single-Family
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	SAVRS	Select Auction Variable Rate Securities
ARS	Auction Rate Securities	HDA	Housing Development Agency	TRAN	Tax Revenue Anticipation Notes
BAN	Bond Anticipation Notes	HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

18 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (concluded) BlackRock Short-Term Municipal Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

Pennsylvania — 5.4%
$ 4,000	Bethlehem, Pennsylvania, Area School District, GO,
	Refunding, Series A, 5% due 9/01/2010 (h)	$ 4,191
5,000	Pennsylvania State, GO, Refunding, Third Series, 5%
	due 7/01/2009	5,144
5,000	University of Pittsburgh, Pennsylvania, The
	Commonwealth System of Higher Education,
	Revenue Refunding Bonds (Pittsburgh Asset Notes —
	Panthers), 5% due 8/01/2010	5,206

South Carolina — 3.4%
4,590	Aiken County, South Carolina, Consolidated School
	District, GO, Refunding, 5% due 3/01/2009	4,695
Hilton Head Island, South Carolina, Public Facility
	Corporation, COP (Beach Preservation Fee Pledge) (h):
2,160	5% due 8/01/2008	2,184
2,240	5% due 8/01/2009	2,303

Tennessee — 1.5%
4,000	Tennessee Energy Acquisition Corporation, Gas
	Revenue Bonds, Series A, 5% due 9/01/2009	4,078

Texas — 15.2%
3,980	Austin, Texas, Independent School District, GO,
	Refunding, 5.25% due 8/01/2009	4,115
5,000	Harris County, Texas, Toll Road Revenue Refunding
	Bonds, Series B-2, 5% due 8/15/2021 (b)(g)	5,135
2,200	Montgomery County, Texas, Unlimited Tax Adjustable
	Rate Road, GO, Series B, 5% due 3/01/2028 (b)(j)	2,228
2,790	North Texas Thruway Authority, Dallas North Thruway
System, Revenue Refunding Bonds, Series B, 5%
	due 1/01/2038 (a)(b)	2,812
7,000	North Texas Thruway Authority Revenue Bonds,
	BAN, 4.125% due 11/19/2008	7,010
5,000	San Antonio, Texas, Electric and Gas Revenue Bonds,
	Junior Lien, VRDN, 3.625% due 12/01/2027 (b)	5,021
4,275	Tarrant County, Texas, Cultural Education Facilities
	Financing Corporation, Revenue Refunding
Bonds (Texas Health Resources), Series A, 5%
	due 2/15/2011	4,457

Face
Amount	Municipal Bonds	Value

Texas (concluded)
$ 5,000	Texas State, GO, TRAN, 4.50% due 8/28/2008	$ 5,049
5,000	University of Texas, Financing System Revenue
	Refunding Bonds, Series B, 5% due 8/15/2010	5,236

Virginia — 1.8%
4,885	Virginia State Public School Authority, School
	Financing Revenue Bonds, Series B, 5%
	due 8/01/2008 (c)	4,990

Washington — 4.9%
9,940	Energy Northwest, Washington, Electric Revenue
Refunding Bonds (Columbia Generating Station),
	Series A, 5.25% due 7/01/2009 (a)	10,257
2,900	Tacoma, Washington, Electric System Revenue
	Refunding Bonds, Series A, 5.625%
	due 1/01/2011 (c)(j)	3,130

Wisconsin — 2.7%
7,070	Wisconsin Public Power Inc., Power Supply System,
	Revenue Refunding Bonds, Series A, 5.25%
	due 7/01/2010 (h)	7,407

Puerto Rico — 3.1%
8,400	Government Development Bank of Puerto Rico,
	CP, 4.25% due 1/09/2008	8,400

	Total Municipal Bonds
	(Cost — $252,023) — 93.9%	253,947

Shares
Held	Short-Term Securities

12,521	Merrill Lynch Institutional Tax-Exempt Fund, 3.35% (d)(e)	12,521

	Total Short-Term Securities
	(Cost — $12,521) — 4.6%	12,521

Total Investments (Cost — $264,544*) — 98.5%		266,468
Other Assets Less Liabilities — 1.5%		4,151

Net Assets — 100.0%		$ 270,619

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 264,544

Gross unrealized appreciation	$ 2,046
Gross unrealized depreciation	(122)

Net unrealized appreciation	$ 1,924

(a)	AMBAC Insured.

(b)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

See Notes to Financial Statements.

(c) Prerefunded.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	5,918	$236

(e) Represents the current yield as of December 31, 2007.
(f) CIFG Insured.
(g) FGIC Insured.
(h) MBIA Insured.
(j) FSA Insured.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

19

Schedule of Investments as of December 31, 2007 BlackRock Municipal Insured Fund (In Thousands) (Unaudited)

Face
Amount	Municipal Bonds	Value

Alabama — 3.1%
$10,000	Lauderdale County and Florence, Alabama, Health
Care Authority Revenue Refunding Bonds (Coffee
	Health Group), Series A, 6% due 7/01/2029 (g)	$ 10,693
7,840	University of Alabama, General Revenue Bonds,
	Series A, 5% due 7/01/2034 (g)	8,028
7,000	University of Alabama, University Revenue Bonds
	(Birmingham), 6% due 10/01/2009 (c)(h)	7,354

Arizona — 0.7%
5,000	Downtown Phoenix Hotel Corporation, Arizona,
	Revenue Bonds, Senior Series A, 5%
	due 7/01/2040 (c)	5,030
1,250	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds, 5% due 12/01/2037	1,169

Arkansas — 0.5%
4,000	University of Arkansas, University Revenue Bonds
(Various Facilities — Fayetteville Campus), 5%
	due 12/01/2027 (c)	4,117

California — 15.0%
1,050	Antelope Valley, California, Community College
District, GO (Election of 2004), Series B, 5.25%
	due 8/01/2039 (g)	1,123
2,800	Arcadia, California, Unified School District, Capital
	Appreciation, GO (Election of 2006), Series A, 4.96%
	due 8/01/2039 (e)(m)	508
4,100	Cabrillo, California, Community College District,
	GO (Election of 2004), Series B, 5.20%
	due 8/01/2037 (g)(m)	830
2,075	California State Department of Veteran Affairs, Home
	Purchase Revenue Refunding Bonds, Series A, 5.35%
	due 12/01/2027 (a)	2,170
5,800	Coast Community College District, California, GO
	(Election of 2002), Series C, 5.392%
	due 8/01/2036 (e)(m)	1,267
2,000	Corona-Norco, California, Unified School District, GO
	(Election of 2006), Series A, 5% due 8/01/2031 (e)	2,098
Fresno, California, Unified School District, GO
	(Election of 2001):
5,170	Series D, 5% due 8/01/2027 (g)	5,402
1,500	Series E, 5% due 8/01/2030 (e)	1,568
5,595	Grossmont-Cuyamaca Community College District,
California, GO (Election of 2002), Series B, 5%
	due 8/01/2029 (c)	5,813
15,000	Los Angeles, California, Municipal Improvement
	Corporation, Lease Revenue Bonds, Series B1, 4.75%
	due 8/01/2037 (c)	14,882
8,965	Modesto, California, Schools Infrastructure
	Financing Agency, Special Tax Bonds, 5.50%
	due 9/01/2036 (a)	9,413
1,380	Orange County, California, Sanitation District, COP,
	Series B, 5% due 2/01/2031 (e)	1,424
6,440	Palm Springs, California, Financing Authority, Lease
Revenue Refunding Bonds (Convention Center
	Project), Series A, 5.50% due 11/01/2035 (g)	6,949
10,500	Ramona, California, Unified School District,
Convertible Capital Appreciation Refunding Bonds,
	COP, 5.106% due 5/01/2032 (c)(m)	8,658
675	Rancho Cucamonga, California, Redevelopment
Agency, Tax Allocation Refunding Bonds (Rancho
	Redevelopment Project), Series A, 5%
	due 9/01/2034 (g)	690
3,900	Redlands, California, Unified School District, GO
	(Election of 2002), 5% due 7/01/2025 (e)	4,091

Face
Amount	Municipal Bonds	Value

California (concluded)
$11,685	Rialto, California, Unified School District, GO,
	Series A, 6.24% due 6/01/2025 (c)(m)	$ 4,927
5,000	Roseville, California, Joint Union High School
	District, GO (Election of 2004), Series A, 5%
	due 8/01/2029 (c)	5,173
5,075	Sacramento, California, Unified School District, GO
	(Election of 1999), Series B, 5% due 7/01/2026 (c)	5,236
2,685	San Diego, California, Community College District,
	GO (Election of 2002), 5% due 5/01/2030 (e)	2,794
6,600	San Jose, California, Airport Revenue Refunding
	Bonds, AMT, Series A, 5.50% due 3/01/2032 (a)	6,889
3,700	San Jose, California, GO (Libraries, Parks and Public
	Safety Projects), 5% due 9/01/2030 (g)	3,820
10,055	Sequoia, California, Unified High School District, GO,
	Refunding, Series B, 5.50% due 7/01/2035 (e)	10,959
2,755	Tahoe Truckee, California, Unified School District, GO
(School Facilities Improvement District Number 2),
	Series A, 5.25% due 8/01/2029 (g)	2,885
	Tustin, California, Unified School District, Senior Lien
Special Tax Bonds (Community Facilities District
	Number 97-1), Series A (e):
7,980	5% due 9/01/2032	8,100
9,330	5% due 9/01/2038	9,461

Colorado — 2.5%
19,250	Aurora, Colorado, COP, 6% due 12/01/2010 (a)(h)	20,767

Connecticut — 0.7%
6,035	Connecticut State, HFA, Housing Mortgage Finance
	Program Revenue Bonds, AMT, Sub-Series B-2, 5.10%
	due 11/15/2038 (a)	5,870

Florida — 0.8%
3,800	Duval County, Florida, School Board, COP (Master
	Lease Program), 5% due 7/01/2033 (e)	3,887
1,350	Miami, Florida, Special Obligation Revenue Bonds
(Street and Sidewalk Improvement Program), 5%
	due 1/01/2037 (g)	1,365
1,260	West Coast Regional Water Supply Authority, Florida,
Capital Improvement Revenue Bonds, 10.40%
	due 10/01/2010 (a)(h)	1,410

Georgia — 4.3%
Georgia Municipal Electric Authority, Power Revenue
	Refunding Bonds:
20,000	Series EE, 7% due 1/01/2025 (a)	26,264
90	Series Y, 6.40% due 1/01/2011 (h)	98
490	Series Y, 6.40% due 1/01/2013 (a)(b)	544
8,420	Series Y, 6.40% due 1/01/2013 (a)	9,271

Illinois — 1.0%
8,640	Chicago, Illinois, O'Hare International Airport,
	Revenue Refunding Bonds, Third Lien, AMT,
	Series C-2, 5.25% due 1/01/2034 (k)	8,675

Indiana — 0.4%
3,530	Indiana Municipal Power Agency, Power Supply System
	Revenue Bonds, Series A, 5% due 1/01/2037 (g)	3,615

Kansas — 0.6%
5,145	Manhattan, Kansas, Hospital Revenue Bonds (Mercy
	Health Center), 5.50% due 8/15/2020 (e)	5,463

Louisiana — 1.8%
2,500	Louisiana State Citizens Property Insurance
	Corporation, Assessment Revenue Bonds,
	Series B, 5% due 6/01/2022 (a)	2,590

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (continued) BlackRock Municipal Insured Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

Louisiana (concluded)
$ 2,400	Louisiana State, Gas and Fuels Tax Revenue Bonds,
	Series A, 4.75% due 5/01/2039 (e)	$ 2,365
2,800	New Orleans, Louisiana, Aviation Board Revenue
	Bonds, AMT, Series A, 5% due 1/01/2038 (e)	2,774
5,000	New Orleans, Louisiana, GO (Public Improve-
	ments), 5.25% due 12/01/2029 (a)	5,266
2,800	Rapides Financing Authority, Louisiana, Revenue
Bonds (Cleco Power LLC Project), AMT, 4.70%
	due 11/01/2036 (a)	2,616

Maryland — 0.7%
4,400	Maryland State Health and Higher Educational
Facilities Authority Revenue Bonds (University of
	Maryland Medical System), Series B, 7%
	due 7/01/2022 (c)	5,644

Massachusetts — 5.7%
15,000	Massachusetts State School Building Authority,
Dedicated Sales Tax Revenue Bonds, Series A, 5%
	due 8/15/2030 (e)	15,616
4,000	Massachusetts State, HFA, Rental Housing
Mortgage Revenue Bonds, AMT, Series C, 5.60%
	due 1/01/2045 (e)	4,119
Massachusetts State, HFA, S/F Housing Revenue
	Bonds, AMT(e):
2,845	Series 128, 4.80% due 12/01/2027	2,715
7,000	Series 128, 4.875% due 12/01/2038	6,500
17,500	Massachusetts State Special Obligation Dedicated
	Tax Revenue Bonds, 5.25% due 1/01/2014 (c)(h)	19,214

Michigan — 0.2%
1,500	Detroit, Michigan, Water Supply System Revenue
	Bonds, Senior Lien, Series A, 5% due 7/01/2030 (c)	1,522

Minnesota — 1.8%
5,860	Delano, Minnesota, Independent School
	District Number 879, GO, Series A, 5.875%
	due 2/01/2025 (e)	6,295
Sauk Rapids, Minnesota, Independent School
	District Number 047, GO, Series A (g):
3,735	5.65% due 2/01/2020	3,988
4,440	5.70% due 2/01/2021	4,747

Mississippi — 1.5%
1,320	Harrison County, Mississippi, Wastewater
Management District, Revenue Refunding Bonds
(Wastewater Treatment Facilities), Series A, 8.50%
	due 2/01/2013 (b)(c)	1,631
10,000	Mississippi Hospital Equipment and Facilities
Authority Revenue Bonds (Forrest County General
	Hospital Project), 6% due 1/01/2011 (e)(h)	10,895

Missouri — 4.3%
	Kansas City, Missouri, Airport Revenue Refunding and
	Improvement Bonds, Series A (g):
12,990	5.50% due 9/01/2013	13,209
9,000	5.50% due 9/01/2014	9,152
	Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds (Latan 2 Project),
	Series A (a):
5,595	5% due 1/01/2027	5,755
8,325	5% due 1/01/2028	8,540

Nebraska — 0.6%
5,000	Public Power Generation Agency, Nebraska, Revenue
	Bonds (Whelan Energy Center Unit 2), Series A, 5%
	due 1/01/2032 (a)	5,168

Face
Amount	Municipal Bonds	Value

Nevada — 0.4%
	Clark County, Nevada, IDR (Southwest Gas
	Corporation Project), AMT (c):
$ 1,300	Series A, 4.75% due 9/01/2036	$ 1,221
2,200	Series D, 5.25% due 3/01/2038	2,223

New Jersey — 8.6%
6,810	Cape May County, New Jersey, Industrial Pollution
Control Financing Authority, Revenue Refunding
Bonds (Atlantic City Electric Company Project),
	Series A, 6.80% due 3/01/2021 (g)	8,685
	Garden State Preservation Trust of New Jersey, Open
Space and Farmland Preservation Revenue Bonds,
	Series A (e):
3,125	5.80% due 11/01/2021	3,568
8,310	5.80% due 11/01/2022	9,469
4,340	5.80% due 11/01/2023	4,937
New Jersey EDA, Motor Vehicle Surcharge Revenue
	Bonds, Series A (g):
5,000	5% due 7/01/2027	5,191
23,000	5.25% due 7/01/2033	24,174
	New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds, Series D:
4,240	5% due 6/15/2018 (a)	4,539
11,530	5% due 6/15/2019 (e)	12,297

New Mexico — 0.6%
5,000	New Mexico Finance Authority, Senior Lien State
Transportation Revenue Bonds, Series A, 5.125%
	due 6/15/2018 (g)	5,382

New York — 11.7%
	New York City, New York, GO:
11,495	Series C, 5.625% due 3/15/2012 (h)(k)	12,583
5	Series C, 5.625% due 3/15/2018 (k)	5
6,155	Series I, 6% due 4/15/2012 (e)	6,224
3	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, DRIVERS, Series 1133Z,
	6.753% due 10/15/2012 (a)(j)	3
New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, Series A:
16,905	5% due 10/15/2020 (g)	17,990
15,650	5% due 10/15/2032 (a)	16,269
11,795	New York State Dormitory Authority Revenue Bonds
	(School Districts Financing Program), Series D, 5.25%
	due 10/01/2023 (g)	12,558
9,110	New York State Urban Development Corporation,
	Personal Income Tax Revenue Bonds (State
	Facilities), Series A-1, 5.25% due 3/15/2034 (c)	9,552
5	Niagara Falls, New York, GO, Public Improvement, 6.90%
	due 3/01/2024 (g)	5
22,500	Tobacco Settlement Financing Corporation of
	New York Revenue Bonds, Series A-1, 5.25%
	due 6/01/2022 (a)	23,879

North Carolina — 0.3%
2,880	North Carolina HFA, Home Ownership Revenue
	Bonds, AMT, Series 14-A, 5.35% due 1/01/2022 (a)	2,913

North Dakota — 0.3%
2,630	North Dakota State, HFA, Revenue Bonds
(Housing Finance Program), Series C, 5.30%
	due 7/01/2022 (a)	2,656

Oklahoma — 0.8%
6,385	Oklahoma State Industries Authority, Health System
	Revenue Refunding Bonds (Integris Obligated Group),
	Series A, 6.25% due 8/15/2009 (g)(h)	6,768

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

21

Schedule of Investments (continued) BlackRock Municipal Insured Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

Oregon — 1.6%
$ 8,700	Oregon State Department, Administrative Services,
	COP, Series A, 6.25% due 5/01/2010 (a)(h)	$ 9,393
3,865	Port of Portland, Oregon, Airport Revenue Refunding
	Bonds (Portland International Airport), AMT,
	Series 7-B, 7.10% due 1/01/2012 (g)(h)	4,388

Pennsylvania — 2.3%
5,510	Philadelphia, Pennsylvania, Gas Works Revenue
	Bonds, 12th Series B, 7% due 5/15/2020 (b)(g)	6,606
4,420	Philadelphia, Pennsylvania, Redevelopment Authority
Revenue Bonds (Neighborhood Transformation),
	Series A, 5.50% due 4/15/2020 (c)	4,742
7,010	Pittsburgh, Pennsylvania, GO, Series C, 5.25%
	due 9/01/2018 (e)	7,756

Rhode Island — 0.9%
6,815	Rhode Island State Economic Development
Corporation, Airport Revenue Bonds, Series B, 6%
	due 7/01/2010 (c)(h)	7,347

Texas — 4.8%
25,950	Dallas-Fort Worth, Texas, International Airport Revenue
	Bonds, AMT, Series A, 6% due 11/01/2028 (c)	26,750
3,500	Houston, Texas, Water Conveyance System Contract,
	COP, Series J, 6.25% due 12/15/2013 (a)	3,999
8,110	Lewisville, Texas, Independent School District,
Capital Appreciation and School Building, GO,
	Refunding, 4.67% due 8/15/2024 (c)(m)	3,482
1,500	North Texas Thruway Authority, Dallas North
Thruway System Revenue Bonds, Series A, 5%
	due 1/01/2035 (e)	1,547
	Texas State Department of Housing and Community
	Affairs, S/F Mortgage Revenue Bonds, AMT,
	Series A (d)(g):
2,065	5.45% due 9/01/2023	2,099
2,700	5.50% due 3/01/2026	2,736

Utah — 1.1%
11,930	Utah Transit Authority, Sales Tax Revenue Refunding
	Bonds, Sub-Series A, 5.30% due 6/15/2036 (g)(m)	2,634
	Utah Water Finance Agency Revenue Bonds (Pooled
	Loan Financing Program), Series A (a):
2,515	5.75% due 10/01/2015	2,678
3,770	6% due 10/01/2020	4,018

Vermont — 0.2%
1,300	Vermont HFA, Revenue Refunding Bonds, AMT,
	Series C, 5.50% due 11/01/2038 (e)	1,315

Washington — 0.9%
7,225	Chelan County, Washington, Public Utility District
	Number 001, Consolidated Revenue Bonds
(Chelan Hydro System), AMT, Series A, 5.45%
	due 7/01/2037 (a)	7,377

Wisconsin — 1.4%
9,000	Superior, Wisconsin, Limited Obligation Revenue
Refunding Bonds (Midwest Energy Resources),
	Series E, 6.90% due 8/01/2021 (c)	11,509
670	Wisconsin State, GO, AMT, Series B, 6.50%
	due 5/01/2025 (g)	671
2	Wisconsin State Health and Educational Facilities
Authority Revenue Bonds, DRIVERS, Series 2310Z,
	6.151% due 10/01/2015 (j)(k)	2

	Total Municipal Bonds
	(Cost — $663,174) — 82.1%	695,211

Face	Municipal Bonds Transferred to
Amount	Tender Option Bond Trusts (l)	Value

California — 4.8%
$ 7,500	San Jose, California, Financing Authority, Lease
Revenue Refunding Bonds (Civic Center Project),
	Series B, 5% due 6/1/2032 (a)	$ 7,681
10,000	Hesperia, California, Public Financing Authority
	Revenue Bonds, Series 2126, 6.86%
	due 9/01/2017 (j)(k)	10,736
12,040	Mount Diablo, California, Unified School District, GO
	(Election of 2002), 5% due 7/01/2007 (c)	12,404
10,000	Washington, California, Unified School
	District, 5.125% due 8/01/2037 (a)	10,224

Florida — 5.8%
Miami-Dade County, Florida, Aviation Revenue
	Refunding Bonds (Miami International Airport), AMT,
	Series A:
15,000	5% due 10/01/2039 (g)	14,776
9,980	5% due 10/01/2040 (k)	9,661
14,600	5% due 10/01/2040 (k)	14,133
10,000	Tallahassee, Florida, Energy System Revenue Bonds,
	5% due 10/01/2037 (g)	10,295

Maryland — 2.6%
21,640	Baltimore, Maryland, Convention Center Hotel Revenue
	Bonds, Senior Series A, 5.25% due 9/01/2039 (k)	22,091

Michigan — 1.6%
13,145	Michigan State Strategic Fund, Limited Obligation
	Revenue Refunding Bonds (Detroit Edison Company
Pollution Control Project), AMT, Series A, 5.50%
	due 6/1/2030 (k)	13,505

Illinois — 3.4%
17,690	Chicago, Illinois, O'Hare International Airport
Revenue Bonds, Third Lien, AMT, Series B-2, 6%
	due 1/1/2027 (g)	18,869
10,000	Illinois Municipal Electric Agency, Power Supply
	Revenue Bonds, Series A, 0.05% due 2/01/2035 (c)	10,219

Nebraska — 1.4%
11,300	Public Power Generation Agency, Nebraska Revenue
	Bonds (Whelan Energy Center Unit 2-A), 5%
	due 1/01/2025 (a)	11,791

New York — 3.8%
13,925	New York City, New York, Sales Tax Asset Receivable
Corporation Revenue Bonds, Series A, 5.25%
	due 10/15/2027 (a)	14,788
16,830	New York State Thruway Authority, General Revenue
	Refunding Bonds, Series G, 5% due 1/01/2032 (e)	17,524

New Jersey — 1.7%
13,500	New Jersey State Turnpike Authority, Turnpike Revenue
	Bonds, Series C, 5% due 1/01/2030 (e)	14,008

Texas — 0.6%
5,000	Dallas-Fort Worth, Texas, International Airport Revenue
	Bonds, AMT, Series A, 5.50% due 11/1/2033 (g)	5,105

Wisconsin — 1.7%
13,675	Wisconsin State Health and Educational
	Facilities Authority Revenue Bonds,VRDN,
	Series 2310Z, 6.151% due 10/01/2015 (j)(k)	14,078

Total Municipal Bonds Transferred to Tender
	Option Bond Trusts (Cost — $237,233) — 27.4%	231,888

22 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (concluded) BlackRock Municipal Insured Fund (In Thousands)

Shares
Held	Mutual Funds (f)	Value

300	BlackRock California Insured Municipal 2008 Term
	Trust, Inc.	$ 4,527
810	BlackRock Insured Municipal 2008 Term Trust, Inc.	12,175
205	BlackRock Insured Municipal Term Trust, Inc.	2,017

	Total Mutual Funds
	(Cost — $21,127) — 2.2%	18,719

Shares
Held	Short-Term Securities	Value

16,454	Merrill Lynch Institutional Tax-Exempt
	Fund, 3.35% (f)(i)	$ 16,454

	Total Short-Term Securities
	(Cost — $16,454) — 1.9%	16,454

Total Investments (Cost — $937,988*) — 113.6%		962,272
Other Assets Less Liabilities — 0.4%		3,606
Liability for Trust Certificates, Including Interest
Expense Payable — (14.0%)		(118,498)

Net Assets — 100.0%		$ 847,380

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 820,953

Gross unrealized appreciation	$ 32,496
Gross unrealized depreciation	(8,445)

Net unrealized appreciation	$ 24,051

(a)	AMBAC Insured.

(b)	Escrowed to maturity.

(c)	FGIC Insured.

(d)	FNMA/GNMA Collateralized.

(e)	FSA Insured.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sales	Realized	Dividend
Affiliate	Cost	Cost	Gain	Income

BlackRock California Insured
Municipal 2008
Term Trust, Inc.	—	—	—	$ 96
BlackRock Insured Municipal
2008 Term Trust, Inc.	—	—	—	$313
BlackRock Insured Municipal
Term Trust, Inc.	—	—	—	$ 39
Merrill Lynch Institutional
Tax-Exempt Fund	$13,217†	—	—	$162

† Represents net purchase cost.

See Notes to Financial Statements.

(g)	MBIA Insured.

(h)	Prerefunded.

(i)	Represents the current yield as of December 31, 2007.

(j)	The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k)	XL Capital Insured.

(l)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1(c) of the Notes to Financial Statements for details of munici- pal bonds transferred to tender option bond trusts.

(m)	Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.

• Forward interest rate swaps outstanding as of December 31,2007 were as follows:

	Notional	Unrealized
	Amount	Depreciation

Pay a fixed rate of 3.878% and receive
a floating rate based on 1-week SIFMA
Municipal Swap Index
Broker, JPMorgan Chase
Expires February 2028	$20,000	$(313)

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

23

Schedule of Investments as of December 31, 2007 BlackRock National Municipal Fund (In Thousands) (Unaudited)

Face
Amount	Municipal Bonds	Value

Alabama — 0.8%
$ 3,820	Alabama Incentives Financing Authority, Special
Obligation Revenue Refunding Bonds, Series A, 6%
	due 10/01/2029 (c)	$ 4,039
3,525	Jefferson County, Alabama, Public Building Authority,
	Lease Revenue Bonds, 5.125% due 4/01/2021 (c)	3,773
500	Mobile, Alabama, Industrial Development Board,
Environmental Improvement Revenue Refunding
Bonds (International Paper Company Project), AMT,
	Series A, 6.35% due 5/15/2016	516
2,500	Selma, Alabama, IDB, Environmental Improvement
Revenue Refunding Bonds (International Paper
	Company Project), AMT, Series A, 6.70%
	due 2/01/2018	2,601
3,400	Tuscaloosa, Alabama, Special Care Facilities Financing
Authority, Residential Care Facility Revenue Bonds
(Capstone Village, Inc. Project), Series A, 5.875%
	due 8/01/2036	3,139

Alaska — 0.3%
3,860	Anchorage, Alaska, School, GO, Series B, 5.875%
	due 12/01/2010 (d)(n)	4,151

Arizona — 3.0%
4,000	Arizona Health Facilities Authority Revenue Bonds
(Catholic Healthcare West), Series A, 6.625%
	due 7/01/2020	4,362
7,750	Maricopa County and Phoenix, Arizona, IDA,
S/F Mortgage Revenue Bonds, AMT, Series A-2,
	5.80% due 7/01/2040 (g)	8,252
3,100	Maricopa County, Arizona, IDA, Education Revenue
	Bonds (Arizona Charter Schools Project 1),
	Series A, 6.75% due 7/01/2029	2,929
1,625	Maricopa County, Arizona, IDA, Health Facilities
Revenue Refunding Bonds (Catholic Healthcare
	West Project), Series A, 5% due 7/01/2021	1,630
1,000	Maricopa County, Arizona, Pollution Control
	Corporation, PCR, Refunding (Public Service
Company of New Mexico Project), Series A, 6.30%
	due 12/01/2026	1,005
	Peoria, Arizona, Improvement District Number 8801,
	Special Assessment Bonds:
190	7.30% due 1/01/2009	195
430	7.20% due 1/01/2010	442
395	7.30% due 1/01/2011	406
510	7.20% due 1/01/2013	524
3,685	Phoenix, Arizona, IDA, Airport Facility, Revenue
	Refunding Bonds (America West Airlines Inc. Project),
	AMT, 6.30% due 4/01/2023	3,508
500	Pinal County, Arizona, IDA, Wastewater Revenue
Bonds (San Manuel Facilities Project), AMT, 6.25%
	due 6/01/2026	521
323	Prescott Valley, Arizona, Improvement District, Special
Assessment Bonds (Sewer Collection System
	Roadway Repair), 7.90% due 1/01/2012	336
12,900	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds, 5.50% due 12/01/2029	13,147
3,515	Tucson, Arizona, IDA, Senior Living Facilities Revenue
	Bonds (Christian Care Tucson Inc. Project),
	Series A, 6.125% due 7/01/2010 (k)(n)	3,797

Face
Amount	Municipal Bonds	Value

Arizona (concluded)
$ 1,000	University of Arizona, COP (University of
Arizona Parking and Student Housing), 5.75%
	due 6/01/2009 (c)(n)	$ 1,038
	University of Arizona, COP (University of
	Arizona Projects), Refunding, Series A (c):
2,915	5.50% due 6/01/2012 (n)	3,184
265	5.50% due 6/01/2018	285
Vistancia Community Facilities District, Arizona, GO:
3,000	6.75% due 7/15/2022	3,180
2,125	5.75% due 7/15/2024	2,168

Arkansas — 0.1%
250	Arkansas State Student Loan Authority Revenue
	Bonds, AMT, Sub-Series B, 7.25% due 6/01/2009	253
200	Jonesboro, Arkansas, Residential Housing and Health
Care Facilities Board, Hospital Revenue Refunding
Bonds (Saint Bernards Regional Medical Center),
	Series B, 5.90% due 7/01/2016 (c)	202
250	North Little Rock, Arkansas, Health Facilities Board,
	Health Care Revenue Bonds (Baptist Health), 5.50%
	due 7/01/2016	256
500	Pine Bluff, Arkansas, Environmental Improvement
Revenue Refunding Bonds (International Paper
	Company Project), AMT, Series A, 6.70%
	due 8/01/2020	518
250	University of Central Arkansas, Housing System
	Revenue Bonds, 6.50% due 1/01/2010 (h)(n)	271

California — 17.7%
2,500	Agua Caliente Band of Cahuilla Indians, California,
	Casino Revenue Bonds, 6% due 7/01/2018	2,537
12,000	Antelope Valley, California, Health Care District
	Revenue Bonds, VRDN, Series A, 5.25%
	due 9/01/2017 (r)	12,093
	Bay Area Toll Authority, California, Toll Bridge Revenue
	Refunding Bonds (San Francisco Bay Area), Series F:
20,000	5% due 4/01/2031	20,878
10,000	5% due 4/01/2031	10,482
California Pollution Control Financing Authority,
Solid Waste Disposal Revenue Bonds (Waste
	Management Inc. Project), AMT:
6,000	Series A-2, 5.40% due 4/01/2025	5,900
6,750	Series C, 5.125% due 11/01/2023	6,547
4,150	California Pollution Control Financing Authority,
Solid Waste Disposal Revenue Refunding Bonds
	(Republic Services Inc. Project), AMT Series C, 5.25%
	due 6/01/2023	4,299
4,970	California Rural Home Mortgage Finance Authority,
S/F Mortgage Revenue Bonds (Mortgage-Backed
Securities Program), AMT, Sub-Series FH-1, 5.50%
	due 8/01/2047	5,158
45	California Rural Home Mortgage Finance Authority,
	S/F Mortgage Revenue Refunding Bonds
	(Mortgage-Backed Securities Program), AMT,
	Series A-2, 7% due 9/01/2029 (f)(g)	46
5	California State, GO, 5.25% due 4/01/2029	5
	California State, GO, Refunding:
15	5.75% due 5/01/2010 (n)	16
115	5.75% due 5/01/2030	121
18,330	5% due 6/01/2032	18,517

24 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (continued) BlackRock National Municipal Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

California (continued)
	California State, Various Purpose, GO:
$10,000	5.25% due 11/01/2027	$ 10,427
14,100	5.50% due 11/01/2033	14,967
9,880	California Statewide Communities Development
Authority, Health Facility Revenue Bonds (Memorial
	Health Services), Series A, 6% due 10/01/2023	10,452
12,895	Chabot-Las Positas, California, Community College
	District, GO (Election of 2004), Series B, 5%
	due 8/01/2031 (c)	13,433
	Chula Vista, California, Community Facilities District
Number 06-1, Special Tax Bonds (Eastlake Woods
	Area), Series A:
1,080	6.05% due 9/01/2020	1,111
2,965	6.15% due 9/01/2026	3,006
10,000	Chula Vista, California, IDR, Refunding (San Diego
	Gas & Electric Co.), AMT, Series C, 5.25%
	due 12/01/2027	10,019
Contra Costa County, California, Special Tax Bonds
(Community Facilities District Number 2001-01):
1,585	6% due 9/01/2026	1,593
1,200	6.10% due 9/01/2031	1,205
3,100	Elk Grove, California, Poppy Ridge Community
Facilities Number 3 Special Tax, Series 1, 6%
	due 9/01/2008 (n)	3,185
10,000	Fremont, California, Unified School District, Alameda
	County, GO (Election of 2002), Series B, 5%
	due 8/01/2028 (h)	10,429
12,730	Los Angeles County, California, Metropolitan
	Transportation Authority, Sales Tax Revenue Refunding
Bonds, Proposition A, First Tier Senior-Series A, 5%
	due 7/01/2035 (c)	13,189
20,000	Metropolitan Water District of Southern California,
	Waterworks Revenue Bonds, Series A, 5%
	due 7/01/2037	20,987
10,000	Metropolitan Water District of Southern California,
	Waterworks Revenue Refunding Bonds, Series B, 5%
	due 7/01/2035	10,458
23,200	Palomar Pomerado Health Care District, California,
	GO (Election of 2004), Series A, 5.125%
	due 8/01/2037 (j)	24,208
1,100	Poway, California, Unified School District, Special Tax
Bonds (Community Facilities District Number 6),
	Series A, 6.05% due 9/01/2025	1,122
8,000	Rancho Mirage, California, Joint Powers Financing
Authority Revenue Bonds (Eisenhower Medical
	Center), Series A, 5% due 7/01/2038	7,727
2,695	Riverside, California, Improvement Bond Act of
1915, Special Assessment (Riverwalk Assessment
	District), 6.375% due 9/02/2026	2,754
	Roseville, California, Special Tax Bonds:
3,915	(Fiddyment Ranch Community Facilities
	Number 1), 5.125% due 9/01/2026	3,570
1,125	(Stoneridge Community Facilities Number 1),
	6% due 9/01/2011 (n)	1,257
1,250	(Stoneridge Community Facilities Number 1),
	6.20% due 9/01/2011 (n)	1,405
2,500	(Stoneridge Community Facilities Number 1),
	6.30% due 9/01/2011 (n)	2,819
	Sacramento, California, Special Tax (North
	Natomas Community Facilities):
2,200	Series 01-03, 6% due 9/01/2028	2,202
2,270	Series 4-C, 6% due 9/01/2028	2,272

Face
Amount	Municipal Bonds	Value

California (concluded)
$10,000	San Diego, California, Public Facilities Financing
Authority, Subordinated Water Revenue Refunding
	Bonds, 5% due 8/01/2032 (j)	$ 10,223
5,865	San Francisco, California, Bay Area Rapid Transit
District, Sales Tax Revenue Refunding Bonds,
	Series A, 4.25% due 7/01/2036 (h)	5,465
	San Francisco, California, City and County
	Redevelopment Agency, Community Facilities District
Number 6, Special Tax Bonds (Mission Bay South
	Public Improvements Project):
5,000	6% due 8/01/2021	5,085
2,500	Series A, 6% due 8/01/2025	2,527
1,075	San Francisco, California, Uptown Parking
	Corporation, Parking Revenue Bonds
	(Union Square), 6% due 7/01/2020 (j)	1,178
Santa Margarita, California, Water District, Special
Tax Refunding Bonds (Community Facilities District
	Number 99), Series 1:
1,030	6.20% due 9/01/2009 (n)	1,102
2,950	6.25% due 9/01/2009 (n)	3,150
2,650	6.20% due 9/01/2020	2,735
4,500	Southern California HFA, S/F Mortgage Revenue
	Bonds, AMT, Series A, 5.80% due 12/01/2049 (f)(g)	4,791
2,000	Tustin, California, Community Facilities District
Number 07-1, Special Tax Bonds (Tustin Legacy),
	6% due 9/01/2037	1,981

Colorado — 1.6%
500	Boulder County, Colorado, Hospital Development
	Revenue Bonds (Longmont United Hospital Project),
	6% due 12/01/2010 (k)(n)	539
225	Colorado HFA, Revenue Bonds (S/F Program),
	Series B-3 6.55% due 10/01/2016	231
	Colorado HFA, Revenue Redunding Bonds
	(S/F Program):
255	AMT, Senior Series A-2, 7.50% due 4/01/2031	264
100	AMT Senior Series B-2, 7.10% due 4/01/2017	103
760	AMT Senior Series B-2, 7.25% due 10/01/2031	817
20	AMT, Senior Series B-3, 6.80% due 11/01/2028	21
275	AMT, Senior Series C-2, 7.25% due 10/01/2031 (e)	277
90	Senior Series A-3, 7.35% due 10/01/2030	93
475	Senior Series C-3, 6.75% due 10/01/2021 (e)	519
100	Senior Series C-3, 7.15% due 10/01/2030 (e)	102
1,000	Colorado Health Facilities Authority, Revenue
Refunding Bonds (Christian Living Communities
	Project), Series A, 5.75% due 1/01/2037	926
Colorado Water Resource and Power Development
Authority, Small Water Resources Revenue Bonds
	Series A (d):
350	5.80% due 11/01/2010 (n)	375
200	5.80% due 11/01/2020	212
Elk Valley, Colorado, Public Improvement Revenue
	Bonds (Public Improvement Fee):
7,560	Series A, 7.35% due 9/01/2031	7,812
880	Series B, 7.45% due 9/01/2031	911
3,685	Larimer County, Colorado, Poudre School District
	Number R-1, GO, 6% due 12/15/2010 (d)(n)	3,982
Plaza Metropolitan District Number 1, Colorado, Tax
	Allocation Revenue Bonds (Public Improvement Fees):
7,700	8% due 12/01/2025	8,207
1,910	8.125% due 12/01/2025	1,903

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

25

Schedule of Investments (continued) BlackRock National Municipal Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

Connecticut — 1.8%
$ 1,000	Connecticut State Development Authority,
	Governmental Lease Revenue Bonds, 6.60%
	due 6/15/2014 (j)	$ 1,003
Connecticut State Development Authority, Water
	Facility Revenue Bonds:
2,750	(Aquarion Water Company Project), AMT, 5.10%
	due 9/01/2037 (l)	2,704
1,250	(Bridgeport Hydraulic Company), AMT, 6.15%
	due 4/01/2035 (c)	1,277
960	Connecticut State, HFA, Revenue Refunding
Bonds (Housing Mortgage Finance Program),
	Series C-1, 6.30% due 11/15/2017	990
Connecticut State Health and Educational Facilities
	Authority Revenue Bonds:
1,000	(Bridgeport Hospital), (Series A, 6.625%
	due 7/01/2018 (j)	1,004
1,500	(Waterbury Hospital Issue), Series C, 5.75%
	due 7/01/2020 (k)	1,537
1,000	(Westover School) Series A, 5.70%
	due 7/01/2010 (k)(n)	1,071
Connecticut State Health and Educational Facilities
	Authority, Revenue Refunding Bonds (k):
12,045	(Eastern Connecticut Health Network),
	Series A, 6.50% due 7/01/2010 (n)	13,129
640	(Sacred Heart University), 6.625%
	due 7/01/2026	648
5,710	(University of Hartford), Series E, 5.50%
	due 7/01/2022	5,935
460	Connecticut State Higher Education Supplemental
	Loan Authority, Revenue Bonds (Family
Education Loan Program), AMT, Series A, 5.50%
	due 11/15/2020 (j)	463
860	Waterbury, Connecticut, GO, 6%
	due 2/01/2009 (k)(n)	896

Delaware — 0.1%
1,685	New Castle County, Delaware, PCR (General Motors
	Corporation Project), VRDN, 7% due 10/01/2008 (r)	1,685

Florida — 6.7%
5,500	Alachua County, Florida, IDR (North Florida
	Retirement Village), Refunding, 5.875%
	due 11/15/2036	5,123
1,975	Anthem Park Community Development District,
	Florida, Capital Improvement Revenue Bonds, 5.80%
	due 5/01/2036	1,737
2,000	Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Series A,
	5.125% due 5/01/2038	1,555
1,500	Ave Maria Stewardship Community District, Florida,
	Revenue Bonds, 4.80% due 11/01/2012	1,379
1,640	Ballantrae, Florida, Community Development
District, Capital Improvement Revenue Bonds, 6%
	due 5/01/2035	1,627
4,900	Bartram Springs Community Development
District, Florida, Special Assessment Refunding
	Bonds, 4.75% due 5/01/2034	3,994
1,755	Beacon Tradeport Community, Florida, Development
District, Special Assessment Revenue Refunding
Bonds (Commercial Project), Series A, 5.25%
	due 5/01/2016 (k)	1,811

Face
Amount	Municipal Bonds	Value

Florida (continued)
$ 2,500	CFM Community Development District, Florida,
	Capital Improvement Revenue Bonds,
	Series B, 5.875% due 5/01/2014	$ 2,295
2,725	Duval County, Florida, School Board, COP, 5.75%
	due 7/01/2017 (h)	2,822
7,005	Escambia County, Florida, Health Facilities
Authority, Health Facility Revenue Refunding Bonds
	(Azalea Trace Inc.), VRDN, Series A, 5.10%
	due 11/15/2015 (k)(r)	7,005
Fiddlers Creek, Florida, Community Development
District Number 2, Special Assessment Revenue
	Bonds:
5,350	Series A, 6.375% due 5/01/2035	5,178
600	Series B, 5.75% due 5/01/2013	597
7,000	Halifax Hospital Medical Center, Florida, Hospital
Revenue Refunding and Improvement Bonds,
	Series A, 5.25% due 6/01/2026	6,894
1,135	Highland Meadows Community Development District,
	Florida, Special Assessment Bonds, Series A, 5.50%
	due 5/01/2036	905
5,000	Hillsborough County, Florida, IDA, Exempt Facilities
Revenue Bonds (National Gypsum Company), AMT,
	Series A, 7.125% due 4/01/2030	5,132
16,845	Hillsborough County, Florida, IDA, Hospital Revenue
Bonds (Tampa General Hospital Project), 5.25%
	due 10/01/2041	16,201
2,000	Lee County, Florida, IDA, Health Care Facilities,
Revenue Refunding Bonds (Shell Point/Alliance
	Obligor Group), 5% due 11/15/2029	1,765
1,140	Lexington Oaks, Florida, Community Development
District, Special Assessment Revenue Bonds,
	Series A, 6.70% due 5/01/2033	1,183
945	Mediterra, Florida, South Community Development
	District, Capital Improvement Revenue Bonds, 6.85%
	due 5/01/2031	980
2,500	Middle Village Community Development District,
Florida, Special Assessment Bonds, Series A, 6%
	due 5/01/2035	2,480
6,625	Midtown Miami, Florida, Community Development
District, Special Assessment Revenue Bonds,
	Series A, 6.25% due 5/01/2037	6,408
1,000	New River Community Development District, Florida,
Capital Improvement Revenue Bonds, Series B, 5%
	due 5/01/2013	922
1,490	Old Palm Community Development District, Florida,
Special Assessment Bonds (Palm Beach Gardens),
	Series B, 5.375% due 5/01/2014	1,332
3,500	Orange County, Florida, HFA, M/F Housing Revenue
Bonds (Loma Vista Project), Series G, 5.50%
	due 3/01/2032	3,510
1,000	Orange County, Florida, Health Facilities Authority,
	Hospital Revenue Bonds (Orlando Regional
	Healthcare), 5.70% due 7/01/2026	935
Panther Trace Community Development District II,
Florida, Special Assessment Revenue Bonds:
5,000	5.125% due 11/01/2013	4,606
5,000	Series A, 5.60% due 5/01/2035	4,216
	Park Place Community Development District, Florida,
	Special Assessment Revenue Bonds:
960	6.75% due 5/01/2032	999
2,300	6.375% due 5/01/2034	2,328

26 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (continued) BlackRock National Municipal Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

Florida (concluded)
$ 2,000	Saint Lucie, Florida, West Services District, Utility
	Revenue Refunding Bonds, Senior Lien, 6%
	due 10/01/2022 (j)	$ 2,157
Sarasota County, Florida, Health Facilities Authority,
	Retirement Facility Revenue Refunding Bonds (Village
	on the Isle Project):
780	5.50% due 1/01/2027	720
1,645	5.50% due 1/01/2032	1,463
2,875	Somerset Community Development District, Florida,
	Capital Improvement Revenue Bonds, 5%
	due 5/01/2015	2,583
210	Sterling Hill, Florida, Community Development District,
Capital Improvement Revenue Refunding Bonds,
	Series B, 5.50% due 11/01/2010	209
80	Stoneybrook West, Florida, Community Development
District, Special Assessment Revenue Bonds,
	Series B, 6.45% due 5/01/2010	80
1,190	Tern Bay Community Development District, Florida,
Capital Improvement Revenue Refunding Bonds,
	Series B, 5% due 5/01/2015	997
3,000	Tolomato Community Development District, Florida,
	Special Assessment Bonds, 6.45% due 5/01/2023	2,928
3,520	University of South Florida Financing Corporation,
	COP (Master Lease Program), Refunding,
	Series A, 5.375% due 7/01/2022 (c)	3,770
1,455	Watergrass Community Development District, Florida,
Special Assessment Revenue Bonds, Series B,
	4.875% due 11/01/2010	1,388

Georgia — 2.1%
5,000	Atlanta, Georgia, Tax Allocation Bonds (Atlantic
	Station Project), 7.90% due 12/01/2011 (n)	5,903
	Brunswick and Glynn County, Georgia, Development
Authority, First Mortgage Revenue Bonds (Coastal
	Community Retirement Corporation Project),
	Series A (p)(s):
2,285	7.125% due 1/01/2025	1,320
4,555	7.25% due 1/01/2035	2,631
5,210	College Park, Georgia, Business and IDA
Revenue Bonds (Civic Center Project), 5.75%
	due 9/01/2010 (c)(n)	5,649
1,940	Fulton County, Georgia, Development Authority,
PCR, Refunding (General Motors Corporation),
	VRDN, 6.50% due 4/01/2010 (r)	1,940
3,450	Fulton County, Georgia, Development Authority
	Revenue Bonds (Morehouse College Project), 5.875%
	due 12/01/2010 (c)(n)	3,744
2,250	Fulton County, Georgia, Residential Care Facilities,
	Revenue Refunding Bonds (Canterbury Court Project),
	Series A, 6% due 2/15/2022	2,225
Gainesville, Georgia, Redevelopment Authority,
	Educational Facilities Revenue Refunding
	Bonds (Riverside Military Academy):
4,350	5.125% due 3/01/2027	4,097
1,800	5.125% due 3/01/2037	1,639
1,500	Milledgeville-Baldwin County, Georgia, Development
	Authority Revenue Bonds (Georgia College and State
	University Foundation), 6% due 9/01/2014 (n)	1,739
5,000	Rockdale County, Georgia, Development Authority
	Revenue Bonds (Visy Paper Project), AMT,
	Series A, 6.125% due 1/01/2034	4,786

Face
Amount	Municipal Bonds	Value

Illinois — 6.3%
$ 1,000	Bolingbrook, Illinois, Special Services Area Number 1,
Special Tax Bonds (Forest City Project), 5.90%
	due 3/01/2027	$ 1,059
26,800	Chicago, Illinois, O'Hare International Airport
Revenue Bonds, Third Lien, AMT, Series B-2, 6%
	due 1/01/2029 (l)	28,474
350	Chicago, Illinois, Park District, GO, Refunding,
	Series B, 5.75% due 1/01/2015 (d)	374
230	Chicago, Illinois, Park District, Limited Tax, GO,
	Series A, 5.75% due 1/01/2016 (d)	246
315	Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT,
	Series A, 7.15% due 9/01/2031 (f)(g)	325
2,000	Chicago, Illinois, Special Assessment Bonds (Lake
	Shore East), 6.75% due 12/01/2032	2,080
3,210	Cicero, Illinois, GO, Refunding (Corporate
	Purpose), 6% due 12/01/2028 (j)	3,403
7,000	Decatur, Illinois, GO, Refunding, 6%
	due 3/01/2008 (d)(n)	7,035
10,000	Hodgkins, Illinois, Environmental Improvement
Revenue Bonds (Metro Biosolids Management LLC
	Project), AMT, 6% due 11/01/2023	10,039
3,140	Illinois Development Finance Authority Revenue
	Bonds (Community Rehabilitation Providers Facilities),
	Series A, 6.50% due 7/01/2022	3,331
Illinois State Finance Authority Revenue Bonds,
	Series A:
1,750	(Friendship Village of Schaumburg),
	5.625% due 2/15/2037	1,597
2,155	(Landing at Plymouth Place Project),
	6% due 5/15/2037	2,040
3,500	Illinois State Finance Authority, Revenue Refunding
	Bonds (Sherman Health System Project),
	Series A, 5.50% due 8/01/2037	3,352
	Illinois State, GO, 1st Series (j):
8,890	5.75% due 12/01/2015	9,501
3,745	5.75% due 12/01/2016	4,003
4,000	5.75% due 12/01/2017	4,276
3,000	Illinois State, Sales Tax Revenue Bonds, 6%
	due 6/15/2020	3,174
2,000	Illinois State, Sales Tax Revenue Refunding Bonds,
	Series Q, 6% due 6/15/2009	2,039
16,160	Metropolitan Pier and Exposition Authority, Illinois,
Dedicated State Tax Revenue Bonds (McCormick
	Place Expansion), Series A, 5.25% due 6/15/2042 (j)	16,717
625	Naperville, Illinois, IDR (General Motors Corporation),
	Refunding, VRDN, 6.50% due 12/01/2012 (r)	625
1,585	Village of Wheeling, Illinois, Revenue Bonds (North
	Milwaukee/Lake-Cook Tax Increment Financing (TIF)
	Redevelopment Project), 6% due 1/01/2025	1,526

Indiana — 1.7%
7,350	Indiana Bond Bank, Special Program Revenue
	Bonds (Town of Westfield and West Central
Conservancy District Projects), Series A, 5.125%
	due 10/01/2022 (j)	7,733
20,825	Indiana Health Facilities Financing Authority, Revenue
Refunding Bonds (Ascension Health Credit Group),
	ARS, VRDN, Series E-6, 6% due 11/15/2039 (r)	20,825

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

27

Schedule of Investments (continued) BlackRock National Municipal Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

Iowa — 0.3%
$ 1,000	Iowa City, Iowa, Sewer Revenue Bonds, 5.75%
	due 7/01/2021 (j)	$ 1,002
3,905	Iowa Finance Authority, Health Care Facilities,
	Revenue Refunding Bonds (Care Initiatives
	Project), 9.25% due 7/01/2011 (n)	4,718

Kansas — 0.7%
6,605	Sedgwick and Shawnee Counties, Kansas,
S/F Mortgage Revenue Bonds (Mortgage-Backed
	Securities Program), AMT, Series B-2, 5.25%
	due 12/01/2038 (f)(g)	6,848
1,300	Sedgwick and Shawnee Counties, Kansas,
	S/F Revenue Bonds, AMT, Series A-1, 6.95%
	due 6/01/2029 (i)	1,368
2,500	Wichita, Kansas, Hospital Facilities Revenue
	Refunding and Improvement Bonds, Series III, 6.25%
	due 11/15/2019	2,682

Louisiana — 1.6%
5,000	Jefferson Parish, Louisiana, Finance Authority,
S/F Mortgage Revenue Bonds, Series B, 5.70%
	due 12/01/2048 (f)(g)	5,272
275	Louisiana HFA, S/F Mortgage Revenue Bonds, AMT,
	Series D-2, 5.80% due 6/01/2020 (g)	278
	Louisiana Local Government Environmental Facilities
and Community Development Authority Revenue
	Bonds:
7,000	(Capital Projects and Equipment Acquisition),
	Series A, 6.30% due 7/01/2030 (c)	8,318
5,000	(Westlake Chemical Corporation), 6.75%
	due 11/01/2032	4,957
5,000	Louisiana Public Facilities Authority Revenue Bonds
	(University of New Orleans Research and Technology
	Foundation, Inc. — Student Housing Project), 5.25%
	due 3/01/2037 (j)	5,292
2,000	Rapides Finance Authority, Louisiana, Environmental
	Improvement Revenue Bonds (International
Paper Company Project), AMT, Series A, 6.55%
	due 11/15/2023	2,054

Maryland — 0.4%
500	Anne Arundel County, Maryland, Special Obligation
Revenue Bonds (Arundel Mills Project), 7.10%
	due 7/01/2009 (n)	538
1,000	Maryland State Community Development
	Administration, Department of Housing and
Community Development, Housing Revenue Bonds,
	AMT, Series B, 6.15% due 1/01/2021	1,022
1,000	Maryland State Community Development
	Administration, Department of Housing and
Community Development Revenue Bonds (Waters
Landing II Apartments), AMT, Series A, 5.875%
	due 8/01/2033	1,030
1,000	Maryland State Energy Financing Administration,
Solid Waste Disposal Revenue Bonds, Limited
	Obligation (Wheelabrator Water Projects), AMT, 6.45%
	due 12/01/2016	1,012
3,200	Maryland State Health and Higher Educational
	Facilities Authority Revenue Bonds (King
Farm Presbyterian Community), Series B, 5%
	due 1/01/2017	3,154

Face
Amount	Municipal Bonds	Value

Massachusetts — 0.5%
$ 240	Massachusetts Educational Financing Authority,
Education Loan Revenue Refunding Bonds, AMT,
	Issue E, 5.85% due 7/01/2014 (c)	$ 242
3,000	Massachusetts State Development Finance Agency
	Revenue Bonds (Linden Ponds, Inc. Facility), Series A,
	5.75% due 11/15/2035	2,721
3,850	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Medical Center of
Central Massachusetts), CARS, Series B, 8.72%
	due 6/23/2022 (c)(m)	4,018
130	Massachusetts State Water Pollution Abatement Trust,
	Water Abatement Revenue Bonds, Series A, 6.375%
	due 2/01/2015	130
1,600	Montachusett, Massachusetts, Regional
Vocational Technical School District, GO, 5.95%
	due 1/15/2010 (j)(n)	1,694

Michigan — 1.6%
7,500	Delta County, Michigan, Economic Development
Corporation, Environmental Improvement Revenue
Refunding Bonds (Mead Westvaco-Escanaba),
	Series A, 6.25% due 4/15/2012 (n)	8,368
500	Dickinson County, Michigan, Economic Development
Corporation, Environmental Improvement Revenue
Refunding Bonds (International Paper Company
	Project), Series A, 5.75% due 6/01/2016	517
Eastern Michigan University, General Revenue
	Refunding Bonds (c):
585	6% due 6/01/2010 (n)	629
415	6% due 6/01/2024	441
3,000	Flint, Michigan, Hospital Building Authority, Revenue
Refunding Bonds (Hurley Medical Center), 6%
	due 7/01/2020	3,024
3,325	Macomb County, Michigan, Hospital Finance Authority,
Hospital Revenue Bonds (Mount Clemens General
	Hospital), Series B, 5.875% due 11/15/2034	3,262
1,500	Michigan State Hospital Finance Authority, Revenue
	Refunding Bonds (Mercy-Mount Clemens), Series A,
	6% due 5/15/2009 (j)(n)	1,574
10,000	Michigan Tobacco Settlement Financing Authority,
Tobacco Settlement Asset-Backed Revenue Bonds,
	Senior Series A, 6% due 6/01/2048	9,733

Minnesota — 0.8%
240	Anoka County, Minnesota, Solid Waste Disposal
	Revenue Bonds (Natural Rural Utilities), AMT, Series A,
	6.95% due 12/01/2008	242
1,000	Eden Prairie, Minnesota, M/F Housing Revenue
Bonds (Rolling Hills Project), Series A, 6.15%
	due 8/20/2031 (i)	1,076
	Minneapolis and Saint Paul, Minnesota, Metropolitan
Airports Commission, Airport Revenue Bonds, AMT,
	Sub-Series D (d):
470	5.75% due 1/01/2012	498
470	5.75% due 1/01/2014	497
2,060	5.75% due 1/01/2015	2,153
	Minneapolis, Minnesota, Health Care System Revenue
	Bonds (Allina Health System), Series A (n):
1,500	5.70% due 11/15/2012	1,661
2,665	5.75% due 11/15/2012	2,957

28 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (continued) BlackRock National Municipal Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

Minnesota (concluded)
$ 1,110	Ramsey County, Minnesota, Housing and
Redevelopment Authority, M/F Housing Revenue
Bonds (Hanover Townhouses Project), AMT, 6%
	due 7/01/2031	$ 1,123
1,000	Saint Cloud, Minnesota, Health Care Revenue
Refunding Bonds (Saint Cloud Hospital Obligation
	Group), Series A, 6.25% due 5/01/2020 (h)	1,070
1,500	Waconia, Minnesota, Health Care Facilities Revenue
	Bonds (Ridgeview Medical Center Project),
	Series A, 6.125% due 1/01/2010 (k)(n)	1,586

Mississippi — 0.4%
3,935	Mississippi Home Corporation, S/F Mortgage Revenue
	Bonds, Series A-1, 5.50% due 6/01/2038 (f)(g)	4,213
1,700	Warren County, Mississippi, Environmental
	Improvement Revenue Refunding Bonds (International
Paper Company Project), AMT, Series B, 6.75%
	due 8/01/2021	1,758

Missouri — 0.6%
1,000	Fenton, Missouri, Tax Increment Revenue
Refunding and Improvement Bonds (Gravois Bluffs
	Redevelopment Project), 5% due 4/01/2014	1,045
1,500	Kansas City, Missouri, IDA, First Mortgage Health
Facilities Revenue Bonds (Bishop Spencer Place),
	Series A, 6.50% due 1/01/2035	1,508
6,435	Missouri State Housing Development Commission,
	S/F Mortgage Revenue Bonds (Homeownership Loan
	Program), AMT, Series E-1, 5.60% due 3/01/2037 (g)	6,763

Montana — 1.1%
2,925	Montana State Board of Housing, S/F Mortgage
Revenue Refunding Bonds, AMT, Series A-2, 5.50%
	due 6/01/2037	3,081
	Montana State Higher Education Student Assistance
Corporation, Student Loan Revenue Refunding
	Bonds, AMT:
10,000	ARS, VRDN, Series A, 6.40% due 12/01/2033 (r)	10,000
6,000	Sub-Series B, 6.40% due 12/01/2032	6,113

Nevada — 3.0%
3,500	Clark County, Nevada, Airport Revenue Bonds
(Jet Aviation Fuel Tax), AMT, Series C, 5.375%
	due 7/01/2020 (c)	3,639
1,525	Clark County, Nevada, Improvement District
Number 142, Special Assessment Bonds, 6.375%
	due 8/01/2023	1,570
Elko, Nevada, GO (Airport Improvement), AMT,
	Series B (j):
165	6.10% due 10/01/2014	167
245	6.30% due 10/01/2019	248
320	6.75% due 10/01/2024	324
225	7% due 10/01/2029	228
20,000	Henderson, Nevada, Health Care Facilities, Revenue
Refunding Bonds (Catholic Healthcare West),
	Series B, 5.25% due 7/01/2031	20,074
10,000	Reno, Nevada, Health Revenue Refunding Bonds
	(Catholic Healthcare West), Series A, 5.25%
	due 7/01/2031	10,037
1,850	Reno, Nevada, Special Assessment District Number 4
	(Somerset Parkway), 6.625% due 12/01/2022	1,906
	Sparks, Nevada, Redevelopment Agency, Tax
Allocation Revenue Refunding Bonds, Series A (k):
3,110	6% due 1/15/2015	3,260
6,315	6% due 1/15/2023	6,528

Face
Amount	Municipal Bonds	Value

New Hampshire — 0.2%
New Hampshire Health and Education Facilities
	Authority, Revenue Refunding Bonds:
$ 1,750	(Elliot Hospital), Series B, 5.60%
	due 10/01/2022	$ 1,808
540	(Havenwood-Heritage Heights Retirement
	Community), Series A, 5% due 1/01/2016	502
1,035	(Havenwood-Heritage Heights Retirement
	Community), Series A, 5.35% due 1/01/2026	928

New Jersey — 2.0%
195	Camden County, New Jersey, Pollution Control
	Financing Authority, Solid Waste Resource Recovery,
Revenue Refunding Bonds, AMT, Series B, 7.50%
	due 12/01/2009	195
3,300	New Jersey EDA, Retirement Community Revenue
	Bonds (Cedar Crest Village Inc. Facility),
	Series A, 7.25% due 11/15/2011 (n)	3,794
3,680	New Jersey EDA, State Lease Revenue Bonds (State
	Office Buildings Projects), 6% due 6/15/2010 (c)(n)	3,930
3,130	New Jersey Health Care Facilities Financing Authority
	Revenue Bonds (South Jersey Hospital), 6%
	due 7/01/2012 (n)	3,471
2,250	New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Capital Health System
	Inc.), Series A, 5.75% due 7/01/2023	2,310
640	New Jersey State Housing and Mortgage Finance
Agency, M/F Housing Revenue Refunding Bonds,
	Series B, 6.25% due 11/01/2026 (h)	659
	New Jersey State Turnpike Authority, Turnpike
	Revenue Refunding Bonds, Series A (j):
7,025	5.75% due 1/01/2010 (n)	7,382
2,975	5.75% due 1/01/2018	3,104
7,000	Tobacco Settlement Financing Corporation of
New Jersey, Asset-Backed Revenue Bonds, 7%
	due 6/01/2013 (n)	8,219

New Mexico — 0.7%
8,000	Farmington, New Mexico, PCR, Refunding (Public
	Service Company of New Mexico — San Juan Project),
	Series B, 6.30% due 12/01/2016	8,019
40	New Mexico Mortgage Finance Authority, Revenue
Refunding Bonds, Mortgage-Backed Securities,
	Series F, 7% due 1/01/2026 (g)	41
2,865	New Mexico Mortgage Financing Authority,
S/F Mortgage Program Revenue Bonds, AMT,
	Series D, 6.15% due 7/01/2035 (f)(g)	3,053
250	Santa Fe County, New Mexico, Correctional System
	Revenue Bonds, 6% due 2/01/2027 (h)	294

New York — 4.8%
3,230	New York City, New York, City IDA, Civic Facility
Revenue Bonds (Special Needs Facilities Pooled
	Program), Series C-1, 6% due 7/01/2012	3,253
4,050	New York City, New York, City IDA, Special Facility
	Revenue Bonds (British Airways Plc Project),
	AMT, 7.625% due 12/01/2032	4,254
New York City, New York, GO, Refunding, Series A:
6,540	6% due 5/15/2010 (n)	7,040
2,205	6.25% due 5/15/2010 (l)(n)	2,386
60	6% due 5/15/2021 (l)	64

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

29

Schedule of Investments (continued) BlackRock National Municipal Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

New York (concluded)
	New York City, New York, GO, Series B (j):
$ 6,640	5.875% due 8/01/2010 (n)	$ 7,166
1,300	5.875% due 8/01/2015	1,396
25,000	New York State, HFA, Revenue Bonds (125 West 31st
Street Housing), ARS, VRDN, AMT, Series A, 6.25%
	due 5/15/2038 (r)(t)	25,000
New York State Dormitory Authority, Non-State
Supported Debt, Revenue Refunding Bonds (Mount
	Sinai-NYU Medical Center Health System), Series A:
590	6.50% due 7/01/2010 (n)	644
2,410	6.50% due 7/01/2016	2,534
	New York State Dormitory Authority, Revenue
	Refunding Bonds, Series A:
1,680	(Mount Sinai Health), 6.50% due 7/01/2025	1,750
3,000	(State University Educational Facilities), 7.50%
	due 5/15/2013	3,571
1,360	New York State Environmental Facilities Corporation,
State Clean Water and Drinking Revenue Bonds
	(Revolving Funds), Series B, 5.875% due 1/15/2019	1,425
2,285	Oneida County, New York, IDA Revenue Bonds
(Civic Facility-Faxton Hospital), Series C, 6.625%
	due 1/01/2015 (k)	2,423
3,000	Port Authority of New York and New Jersey,
Consolidated Revenue Bonds, AMT, Thirty-Seventh
	Series, 5.50% due 7/15/2018 (h)	3,228
95	Suffolk County, New York, IDA, Civic Facility Revenue
Bonds (Special Needs Facilities Pooled Program),
	Series D-1, 6% due 7/01/2012	96
5,000	Triborough Bridge and Tunnel Authority, New York,
	Subordinate Revenue Bonds, 5.125%
	due 11/15/2026 (c)	5,232
705	Westchester County, New York, IDA, Civic Facilities
Revenue Bonds (Special Needs Facilities Pooled
	Program), Series E-1, 6% due 7/01/2012	709
8,095	Westchester County, New York, IDA, Continuing Care
Retirement, Mortgage Revenue Bonds (Kendal on
	Hudson Project), Series A, 6.50% due 1/01/2013 (n)	9,156

North Carolina — 2.7%
920	Brunswick County, North Carolina, COP, 6%
	due 6/01/2010 (h)(n)	990
4,000	North Carolina Eastern Municipal Power Agency,
Power System Revenue Bonds, Series D, 6.75%
	due 1/01/2026	4,219
4,440	North Carolina Eastern Municipal Power Agency,
	Power System Revenue Refunding Bonds,
	Series D, 6.70% due 1/01/2019 (b)	4,679
3,930	North Carolina HFA, Home Ownership Revenue Bonds,
	AMT, Series 9-A, 5.80% due 1/01/2020	4,066
	North Carolina Medical Care Commission, Health Care
	Facilities, First Mortgage Revenue Bonds (Presbyterian
	Homes Project):
2,500	6.875% due 10/01/2010 (n)	2,744
3,000	5.50% due 10/01/2031	2,888
	North Carolina Medical Care Commission, Health Care
	Facilities, First Mortgage Revenue Refunding Bonds:
2,500	(Presbyterian Homes Project), Series B, 5.20%
	due 10/01/2021	2,433
1,100	(Salemtowne Project), 5.10% due 10/01/2030	946

Face
Amount	Municipal Bonds	Value

North Carolina (concluded)
	North Carolina Medical Care Commission, Retirement
	Facilities, First Mortgage Revenue Bonds:
$ 1,625	(Forest at Duke Project), 6.375%
	due 9/01/2012 (n)	$ 1,819
2,500	(Givens Estates Project), Series A, 6.50%
	due 7/01/2013 (n)	2,907
	North Carolina Medical Care Commission, Retirement
	Facilities, First Mortgage Revenue Refunding Bonds:
5,000	(Forest at Duke Project), 5.125% due 9/01/2032	4,742
1,000	(Givens Estates Project), 5% due 7/01/2033	881
North Carolina Municipal Power Agency Number 1,
	Catawba Electric Revenue Refunding Bonds, Series B:
500	6.375% due 1/01/2013	530
1,080	6.375% due 1/01/2013 (b)	1,145
5,000	6.50% due 1/01/2020	5,279
2,500	6.50% due 1/01/2020 (b)	2,640
Piedmont Triad Airport Authority, North Carolina,
Airport Revenue Refunding Bonds, Series A (h)(n):
1,000	6% due 7/01/2009	1,053
1,000	6.375% due 7/01/2009	1,059

Ohio — 3.4%
23,000	Buckeye Tobacco Settlement Financing Authority,
Ohio, Tobacco Settlement Asset-Backed Bonds,
	Series A-2, 6.50% due 6/01/2047	23,617
6,685	Ohio HFA, Mortgage Revenue Refunding Bonds, AMT,
	Series C, 5.90% due 9/01/2035 (g)	6,977
1,470	Port of Greater Cincinnati Development Authority,
	Ohio, Special Assessment Revenue Bonds
	(Cooperative Public Parking Infrastructure
	Project), 6.40% due 2/15/2034	1,493
22,600	Student Loan Funding Corporation, Cincinnati, Ohio,
Student Loan Revenue Bonds, ARS, VRDN, AMT,
	Series B-5, 6.40% due 6/01/2025 (r)(c)	22,600
3,005	Toledo-Lucas County, Ohio, Lodging Tax Revenue
	Refunding Bonds (Convention Center Project), 5.70%
	due 10/01/2015 (j)	3,041

Oklahoma — 0.6%
10,000	Tulsa County, Oklahoma, Industrial Authority, Health
	Care Revenue Refunding Bonds (Saint Francis Health
	System), 5% due 12/15/2036	9,909

Oregon — 0.3%
	Forest Grove, Oregon, Campus Improvement
	Revenue Refunding Bonds (Pacific University) (k)(n):
250	6% due 5/01/2010	266
250	6.20% due 5/01/2010 (k)(n)	267
Oregon State Housing and Community Services
Department, Mortgage Revenue Refunding Bonds
	(S/F Mortgage Program), Series A:
35	AMT, 6.20% due 7/01/2027	36
55	6.40% due 7/01/2018	56
500	Portland, Oregon, M/F Housing Authority Revenue
	Bonds (Lovejoy Station Apartments Project),
	AMT, 5.90% due 7/01/2023 (j)	510
	Portland, Oregon, Urban Renewal and Redevelopment
	Revenue Refunding Bonds, Series A (c):
1,000	(Downtown Waterfront), 5.75% due 6/15/2018	1,063
3,190	(South Park Blocks), 5.75% due 6/15/2018	3,390

30 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (continued) BlackRock National Municipal Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

Pennsylvania — 1.9%
$ 3,640	Allegheny County, Pennsylvania, IDA, Environmental
Improvement Revenue Refunding Bonds, 5.50%
	due 11/01/2016	$ 3,689
2,220	Allegheny County, Pennsylvania, Sanitation Authority,
	Sewer Revenue Bonds, 5.75% due 12/01/2010 (j)(n)	2,397
1,760	Bucks County, Pennsylvania, IDA, Retirement
Community Revenue Bonds (Ann's Choice Inc.),
	Series A, 6.125% due 1/01/2025	1,764
7,750	Delaware County, Pennsylvania, IDA, Revenue
Refunding Bonds (Resource Recovery Facility),
	Series A, 6.10% due 7/01/2013	7,876
Lancaster County, Pennsylvania, Hospital Authority
Revenue Bonds (Brethren Village Project), Series A:
1,160	6.25% due 7/01/2026	1,152
1,000	6.50% due 7/01/2040	1,002
3,200	Langhorne Manor Boro, Pennsylvania, Higher
	Education and Health Authority, Retirement Revenue
Refunding Bonds (Wesley Enhanced Living), VRDN,
	Series B, 5.10% due 10/01/2032 (k)(r)	3,200
4,000	Pennsylvania State Higher Educational Facilities
	Authority Revenue Bonds (University of Pennsylvania
Medical Center Health System), Series A, 6%
	due 1/15/2031	4,276
1,265	Philadelphia, Pennsylvania, Authority for IDR,
	Commercial Development, 7.75% due 12/01/2017	1,267
	Sayre, Pennsylvania, Health Care Facilities Authority,
Revenue Refunding Bonds (Guthrie Healthcare
	System), Series A:
3,915	5.875% due 12/01/2011 (n)	4,331
1,085	5.875% due 12/01/2031	1,120

Rhode Island — 0.5%
	Rhode Island State Economic Development
	Corporation Revenue Bonds:
1,000	(Providence Place Mall), 6.125%
	due 7/01/2020 (k)	1,061
6,815	Series B, 6% due 7/01/2010 (d)(n)	7,347

South Carolina — 2.1%
	Medical University Hospital Authority, South Carolina,
Hospital Facilities Revenue Refunding Bonds (n):
2,450	6.50% due 8/15/2012	2,783
5,400	Series A, 6.375% due 8/15/2012	6,106
5,000	South Carolina Jobs EDA, Residential Care Facilities
Revenue Bonds (South Carolina Episcopal — Still
	Hopes Residence Project), Series A, 6.375%
	due 5/15/2032	5,003
21,215	South Carolina State Ports Authority, Ports Revenue
	Bonds, AMT, 5.30% due 7/01/2026	21,326

South Dakota — 0.2%
3,750	Pierre, South Dakota, School District Number 32-2,
	GO, 5.75% due 8/01/2010 (h)(n)	3,993

Tennessee — 1.1%
Chattanooga, Tennessee, IDB, Lease Rent Revenue
Bonds (Southside Redevelopment Corporation) (c):
4,485	5.75% due 10/01/2017	4,777
3,740	5.75% due 10/01/2018	3,958
1,000	Johnson City, Tennessee, Health and Educational
	Facilities Board, Retirement Facility Revenue
Bonds (Appalachian Christian Village Project),
	Series A, 6.25% due 2/15/2032	980

Face
Amount	Municipal Bonds	Value

Tennessee (concluded)
$ 7,300	Shelby County, Tennessee, Health, Educational
and Housing Facility Board, Hospital Revenue
Refunding Bonds (Methodist Healthcare), 6.50%
	due 9/01/2012 (n)	$ 8,320

Texas — 13.2%
5,000	Alliance Airport Authority, Inc., Texas, Special Facilities
Revenue Refunding Bonds (American Airlines Inc.
	Project), AMT, 5.25% due 12/01/2029	3,935
Austin, Texas, Convention Center Revenue Bonds
	(Convention Enterprises Inc.), First Tier, Series A (n):
5,300	6.60% due 1/01/2011	5,820
2,300	6.70% due 1/01/2011	2,532
10,630	Austin, Texas, Revenue Bonds (Town Lake Community
	Events Center Venue), 6.20% due 11/15/2009 (d)(n)	11,240
Bexar County, Texas, Health Facilities Development
Corporation, Revenue Refunding Bonds (Army
	Retirement Residence Project) (n):
600	6.125% due 7/01/2012	676
1,750	6.30% due 7/01/2012	1,983
11,450	Brazos River Authority, Texas, PCR, Refunding (TXU
Energy Company Project), AMT, Series C, 5.75%
	due 5/01/2036	10,964
4,250	Brazos River Authority, Texas, Revenue Refunding
	Bonds (Reliant Energy Inc. Project), Series B, 7.75%
	due 12/01/2018	4,352
3,700	Brazos River, Texas, Harbor Navigation District,
Brazoria County Environmental Revenue Refunding
Bonds (Dow Chemical Company Project), AMT,
	Series A-7, 6.625% due 5/15/2033	3,881
370	Central Texas Housing Finance Corporation,
S/F Mortgage Revenue Bonds (GNMA Mortgage
	Program), AMT, 8.20% due 6/28/2017 (i)	384
3,620	Dallas-Fort Worth, Texas, International Airport Facility
Improvement Corporation, Revenue Bonds (Learjet
	Inc.), AMT, Series A-1, 6.15% due 1/01/2016	3,520
	Dallas-Fort Worth, Texas, International Airport
	Revenue Bonds, AMT, Series A:
36,500	6% due 11/01/2024 (d)	37,626
11,250	5.50% due 11/01/2033 (j)	11,485
Gregg County, Texas, Health Facilities Development
	Corporation, Hospital Revenue Bonds (Good
	Shepherd Medical Center Project) (k)(n):
3,500	6.375% due 10/01/2010	3,827
1,000	6.875% due 10/01/2010	1,106
5,465	Gulf Coast Waste Disposal Authority, Texas, Revenue
Refunding Bonds (International Paper Company),
	AMT, Series A, 6.10% due 8/01/2024	5,556
HFDC of Central Texas, Inc., Retirement Facilities
	Revenue Bonds, Series A:
2,255	5.75% due 11/01/2036	2,013
1,850	(Village at Gleannloch Farms), 5.50%
	due 2/15/2037	1,590
6,000	Houston, Texas, Airport System, Special Facilities
	Revenue Bonds (Continental Airlines), AMT,
	Series E, 7% due 7/01/2029	6,120
4,000	Kerrville, Texas, Health Facilities Development
	Corporation, Hospital Revenue Bonds (Sid Peterson
	Memorial Hospital Project), 5.25% due 8/15/2021	3,936
8,080	Matagorda County, Texas, Navigation District
Number 1, Revenue Refunding Bonds (Reliant
	Energy Inc.), Series C, 8% due 5/01/2029	8,280

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

31

Schedule of Investments (continued) BlackRock National Municipal Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

Texas (concluded)
$ 7,350	Matagorda County, Texas, Port of Bay City Authority
Revenue Bonds (Hoechst Celanese Corp. Project),
	AMT, 6.50% due 5/01/2026	$ 7,124
1,000	Red River, Texas, Education Finance Revenue
Bonds (Saint Mark’s School — Texas Project), 6%
	due 2/15/2010 (n)	1,038
5,000	SA Energy Acquisition Public Facilities Corporation,
	Texas, Gas Supply Revenue Bonds, 5.50%
	due 8/01/2027	5,133
780	South Plains, Texas, Housing Finance Corporation,
	S/F Mortgage Revenue Bonds, AMT, Series A, 7.30%
	due 9/01/2031 (g)	792
120	Southeast Texas Housing Finance Corporation,
	Revenue Bonds, AMT, Series B, 8.50%
	due 11/01/2025 (f)(i)	122
Tarrant County, Texas, Cultural Education Facilities
	Financing Corporation, Retirement Facilities Revenue
Refunding Bonds (Northwest Senior Housing —
	Edgemere Project), Series A:
2,200	6% due 11/15/2026	2,158
3,000	6% due 11/15/2036	2,896
	Texas State Affordable Housing Corporation,
	S/F Mortgage Revenue Bonds. AMT (f)(g):
4,973	(Fire Fighter and Law Enforcement or Security
Officer Home Loan Program), Series C,
	5.45% due 12/01/2039	5,115
6,225	(Professional Educators Home Loan Program),
	Series A-1, 5.50% due 12/01/2039	6,427
Texas State Public Finance Authority, Building
	Revenue Bonds (h)(n):
2,100	(General Services Commission Project), Series A,
	6% due 2/01/2010	2,221
1,000	(State Preservation Project), Series B,
	6% due 8/01/2009	1,046
45,000	Texas State Turnpike Authority, Central Texas Turnpike
System Revenue Bonds, First Tier, Series A, 5.75%
	due 8/15/2038 (c)	48,448
4,930	Upper Trinity Regional Water District, Texas, Water
Revenue Bonds (Regional Treated Water Supply
	System), Series A, 6% due 8/01/2010 (d)(n)	5,280
1,500	Webster, Texas, GO, COP, Series A (h):
	6% due 3/01/2010 (n)	1,590
805	6% due 3/01/2021	847
1,250	West Central Texas Regional Housing Finance
	Corporation, S/F Mortgage Revenue Bonds
	(Mortgage-Backed Securities Program), AMT,
	Series A, 5.35% due 12/01/2039 (f)(g)	1,274

Utah — 0.0%
700	Utah State, HFA, S/F Mortgage Revenue
Refunding Bonds, AMT, Series C, Class III, 5.50%
	due 1/01/2018	714

Vermont — 1.5%
25,850	Vermont State Student Assistance Corporation,
	Education Loan Revenue Bonds, SAVRS, VRDN, AMT,
	Series N, 5.50% due 12/15/2032 (r)(c)	25,850

Face
Amount	Municipal Bonds	Value

Virginia — 0.7%
Albemarle County, Virginia, IDA, Residential Care
Facilities, Mortgage Revenue Refunding Bonds
	(Westminster-Canterbury):
$ 1,750	5% due 1/01/2024	$ 1,602
1,100	5% due 1/01/2031	966
2,425	Chesterfield County, Virginia, IDA, PCR, Refunding
	(Virginia Electric and Power Company),
	Series B, 5.875% due 6/01/2017	2,572
3,250	Fairfax County, Virginia, EDA, Residential Care
Facilities, Mortgage Revenue Refunding Bonds
	(Goodwin House, Inc.), 5.125% due 10/01/2037	2,979
Norfolk, Virginia, Redevelopment and Housing
	Authority, First Mortgage Revenue Bonds (Retirement
	Community), Series A:
500	6% due 1/01/2025	487
1,100	6.125% due 1/01/2035	1,063
2,500	Watkins Centre Community Development Authority,
	Virginia, Revenue Bonds, 5.40% due 3/01/2020	2,411

Washington — 0.8%
3,000	Port of Seattle, Washington, Special Facilities Revenue
	Bonds, Series A, 6% due 3/01/2010 (j)(n)	3,208
3,010	Seattle, Washington, Drain and Wastewater Utility
	Revenue Bonds, 5.75% due 11/01/2009 (j)(n)	3,184
	Seattle, Washington, Housing Authority Revenue Bonds:
2,750	(Newholly Project), AMT, 6.25% due 12/01/2035	2,802
4,620	(Replacement Housing Project), 6.125%
	due 12/01/2032	4,675

Wisconsin — 0.7%
950	Wisconsin Housing and EDA, Home Ownership
	Revenue Bonds, AMT, Series C, 6% due 9/01/2036	1,011
1,960	Wisconsin State, GO, AMT, Series B, 6.20%
	due 11/01/2026 (j)	1,983
Wisconsin State Health and Educational Facilities
Authority Revenue Bonds (SynergyHealth Inc.):
5,655	6% due 11/15/2023	5,724
3,700	6% due 11/15/2032	3,653

Guam — 0.0%
115	Guam Housing Corporation S/F Mortgage Revenue
	Bonds, AMT Series A, 5.75% due 9/01/2031 (f)	121

Puerto Rico — 1.2%
8,045	Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
	Bonds, 5.75% due 7/01/2022	8,450
	Puerto Rico Commonwealth Infrastructure
	Financing Authority, Special Tax and Capital
	Appreciation Revenue Bonds, Series A (p):
20,000	4.915% due 7/01/2030 (d)	6,240
12,605	4.96% due 7/01/2035 (c)	3,068
785	Puerto Rico Commonwealth, Public Improvement, GO,
	Refunding, 5.70% due 7/01/2020 (j)	828
15,000	Puerto Rico Sales Tax Financing Corporation, Sales
Tax Revenue Refunding Bonds, Series A, 5.04%
	due 8/01/2045 (j)(p)	2,190

U.S. Virgin Islands — 0.5%
8,000	Virgin Islands Government Refinery Facilities, Revenue
	Refunding Bonds (Hovensa Coker Project) AMT, 6.50%
	due 7/01/2021	8,317

	Total Municipal Bonds
	(Cost — $1,531,556) — 92.3%	1,553,225

32 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (concluded) BlackRock National Municipal Fund (In Thousands)

Face	Municipal Bonds Transferred to
Amount	Tender Option Bond Trusts (a)	Value

Florida — 2.1%
$14,000	Lee County, Florida, Airport Revenue Bonds, AMT,
	Series A, 6% due 10/01/2029 (h)	$ 14,787
20,115	Port St. Lucie, Florida, Utility Revenue
	Bonds, 5.125% due 9/01/2036 (j)	20,910

Michigan — 0.8%
13,500	Hartland, Michigan, Consolidated School District, GO,
	Refunding, 5.125% due 5/01/2029	13,805

New Jersey — 2.6%
22,000	New Jersey EDA, School Facilities Construction
	Revenue Bonds, Series O, 5.25% due 3/01/2024	23,584
20,000	New Jersey State Turnpike Authority, Turnpike Revenue
	Refunding Bonds, Series A, 5.75% due 1/01/2018 (j)	20,893

Pennsylvania — 2.3%
36,210	Philadelphia, Pennsylvania, Redevelopment Authority
Revenue Bonds (Neighborhood Transformation),
	Series A, 5.30% due 4/15/2026 (d)	38,163

South Carolina — 1.3%
21,215	South Carolina State Ports Authority, Ports Revenue
	Bonds, AMT, 5.30% due 7/01/2026 (h)	21,326

Texas — 3.3%
	Houston, Texas, Airport System Revenue
	Refunding Bonds, Sub-Lien:
15,000	AMT, Series A, 5.50% due 7/01/2023 (h)	15,354
18,860	Series B, 5.20% due 7/01/2018 (d)	19,109

Face	Municipal Bonds Transferred to
Amount	Tender Option Bond Trusts (a)	Value

Texas (concluded)
$20,000	Houston, Texas, Combined Utility System, First Lien
	Revenue Refunding Bonds, Series A, 5.125%
	due 5/15/2028 (j)	$ 20,789

Puerto Rico — 0.5%
Puerto Rico Industrial Tourist Educational, Medical
and Environmental Control Facilities Revenue Bonds
	(Hospital de la Concepcion), Series A:
4,000	6.125% due 11/15/2025	4,247
4,220	6.125% due 11/15/2030	4,444

	Total Municipal Bonds Transferred to Tender
	Option Bond Trusts (Cost — $216,925) — 12.9%	217,411

Shares
Held	Short-Term Securities

440	Merrill Lynch Institutional Tax-Exempt
	Fund, 3.35% (o)(q)	440

	Total Short-Term Securities
	(Cost — $440) — 0.0%	440

Total Investments (Cost — $1,748,921*) — 105.2%		1,771,076
Other Assets Less Liabilities — 1.2%		19,616
Liability for Trust Certificates, Including Interest
Expense Payable — (6.4%)		(108,053)

Net Assets — 100.0%		$1,682,639

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 1,644,556

Gross unrealized appreciation	$ 40,741
Gross unrealized depreciation	(21,115)

Net unrealized appreciation	$ 19,626

(a)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1(c) of the Notes to Financial Statements for details of munici- pal bonds transferred to tender option bond trusts.

(b)	ACA Insured.

(c)	AMBAC Insured.

(d)	FGIC Insured.

(e)	FHA Insured.

(f)	FHLMC Collateralized.

(g)	FNMA/GNMA Collateralized.

(h)	FSA Insured.

(i)	GNMA Collateralized.

(j)	MBIA Insured.

(k)	Radian Insured.

(l)	XL Capital Insured.

(m)	The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(n)	Prerefunded.

(o)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	(28,166)	$647

(p)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(q)	Represents the current yield as of December 31, 2007.

(r)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(s)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(t)	FNMA Collateralized.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

33

Schedule of Investments as of December 31, 2007 BlackRock High Yield Municipal Fund (In Thousands) (Unaudited)

Face
Amount	Municipal Bonds	Value

Alabama — 0.7%
$ 500	Tuscaloosa, Alabama, Special Care Facilities Financing
Authority, Residential Care Facility Revenue Bonds
(Capstone Village, Inc. Project), Series A, 5.875%
	due 8/01/2036	$ 462

Arizona — 6.4%
300	Maricopa County, Arizona, IDA, Education Revenue
	Bonds (Arizona Charter Schools Project 1), Series A,
	6.75% due 7/01/2029	284
1,000	Phoenix, Arizona, IDA, Airport Facility, Revenue
	Refunding Bonds (America West Airlines Inc. Project),
	AMT, 6.30% due 4/01/2023	952
685	Pima County, Arizona, IDA, Education Revenue
Bonds (American Charter Schools Foundation),
	Series A, 5.625% due 7/01/2038	640
285	Pima County, Arizona, IDA, Education Revenue
	Refunding Bonds (Arizona Charter Schools Project),
	Series O, 5.25% due 7/01/2031	259
100	Pima County, Arizona, IDA, S/F Mortgage
Revenue Refunding Bonds, VRDN, AMT, 4.89%
	due 4/25/2008 (k)	100
500	Queen Creek Improvement District Number 001,
	Arizona, Special Assessment Bonds, 5%
	due 1/01/2032	457
	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds:
750	5% due 12/01/2032	709
1,045	5% due 12/01/2037	977

California — 4.7%
750	California Pollution Control Financing Authority, Solid
	Waste Disposal Revenue Bonds (Waste Management
	Inc. Project), AMT, Series C, 5.125% due 11/01/2023	727
500	Lammersville, California, School District, Special Tax
	Bonds (Community Facilities District Number 2002 —
	Mountain House), 5.125% due 9/01/2035	452
500	Roseville, California, Special Tax Bonds (Fiddyment
Ranch Community Facilities Number 1), 5.25%
	due 9/01/2036	453
630	Southern California Public Power Authority, Natural
	Gas Project Number 1 Revenue Bonds, Series A, 5%
	due 11/01/2029	618
565	Temecula Valley, California, Unified School District,
Community Facilities District Number 2005-1,
	Special Tax Bonds, 5% due 9/01/2036	489
500	Temecula, California, Public Financing Authority,
	Community Facilities District Number 01-2,
Special Tax Refunding Bonds, Sub-Series B, 5.10%
	due 9/01/2036	442

Colorado — 2.1%
1,000	Colorado HFA, Revenue Refunding Bonds (Adventist
	Health System/Sunbelt Obligor Group), Series D, 5.25%
	due 11/15/2035	1,001
450	Colorado Health Facilities Authority, Revenue
Refunding Bonds (Christian Living Communities
	Project), Series A, 5.75% due 1/01/2037	417

Connecticut — 1.4%
1,000	Connecticut State Health and Educational Facilities
Authority Revenue Bonds (University of Hartford),
	Series G, 5.25% due 7/01/2036 (h)	997

Face
Amount	Municipal Bonds	Value

Florida — 10.2%
$ 605	Easton Park Community Development District, Florida,
Capital Improvement Revenue Bonds, 5.20%
	due 5/01/2037	$ 478
490	Highland Meadows Community Development District,
	Florida, Special Assessment Bonds, Series A, 5.50%
	due 5/01/2036	391
1,000	Hillsborough County, Florida, IDA, Hospital Revenue
Bonds (Tampa General Hospital Project), 5.25%
	due 10/01/2041	962
300	Jacksonville, Florida, Economic Development
Commission, IDR (Gerdau Ameristeel US, Inc.),
	AMT, 5.30% due 5/01/2037	257
Lee County, Florida, IDA, Health Care Facilities,
Revenue Refunding Bonds (Shell Point/Alliance
	Obligor Group):
500	5% due 11/15/2029	441
600	5% due 11/15/2032	519
570	Lee County, Florida, IDA, IDR (Lee Charter
	Foundation), Series A, 5.375% due 6/15/2037	486
500	New River Community Development District, Florida,
Capital Improvement Revenue Bonds, Series B, 5%
	due 5/01/2013	461
1,000	Pine Ridge Plantation Community Development
District, Florida, Capital Improvement and Special
	Assessment Bonds, Series B, 5% due 5/01/2011	948
500	Santa Rosa Bay Bridge Authority, Florida, Revenue
	Bonds, 6.25% due 7/01/2028	469
Sarasota County, Florida, Health Facilities Authority,
	Retirement Facility Revenue Refunding Bonds (Village
	on the Isle Project):
210	5.50% due 1/01/2027	194
190	5.50% due 1/01/2032	169
700	Tolomato Community Development District, Florida,
	Special Assessment Bonds, 6.65% due 5/01/2040	677
650	Watergrass Community Development District, Florida,
	Special Assessment Revenue Bonds, Series A, 5.375%
	due 5/01/2039	523

Georgia — 2.6%
500	Brunswick and Glynn County, Georgia, Development
Authority, First Mortgage Revenue Bonds (Coastal
	Community Retirement Corporation Project),
	Series A, 7.25% due 1/01/2035 (i)	289
1,000	Richmond County, Georgia, Development Authority,
	Environmental Improvement Revenue Bonds
	(International Paper Co. Projects), AMT, Series A, 5%
	due 8/01/2030	887
600	Rockdale County, Georgia, Development Authority
	Revenue Bonds (Visy Paper Project), AMT,
	Series A, 6.125% due 1/01/2034	574

Illinois — 2.6%
1,000	Chicago, Illinois, O'Hare International Airport, Special
	Facility Revenue Refunding Bonds (American Airlines
	Inc. Project), 5.50% due 12/01/2030	856
Illinois State Finance Authority Revenue Bonds,
	Series A:
430	(Monarch Landing, Inc. Project), 7%
	due 12/01/2037	429
500	(Three Crowns Park Plaza), 5.875%
	due 2/15/2038	460

34 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (continued) BlackRock High Yield Municipal Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

Indiana — 2.4%
$ 700	Indiana Health and Educational Facilities Financing
Authority, Hospital Revenue Bonds (Community
	Foundation of Northwest Indiana), 5.50%
	due 3/01/2037	$ 643
	Indiana Health Facilities Financing Authority, Hospital
	Revenue Refunding Bonds (Methodist Hospital, Inc.):
185	5.375% due 9/15/2022	185
525	5.50% due 9/15/2031	509
Vigo County, Indiana, Hospital Authority Revenue
	Bonds (Union Hospital, Inc.):
155	5.70% due 9/01/2037	144
190	5.75% due 9/01/2042	174

Iowa — 0.7%
500	Iowa Financing Authority, Health Facilities Revenue
	Refunding Bonds (Care Initiatives Project),
	Series A, 5% due 7/01/2019	487

Kansas — 4.7%
1,350	Lenexa, Kansas, Health Care Facility, Revenue
	Refunding Bonds, 5.50% due 5/15/2039	1,195
650	Manhattan, Kansas, Health Care Facilities Revenue
	Bonds (Meadowlark Hills Retirement), Series B, 5.125%
	due 5/15/2042	535
970	Sedgwick and Shawnee Counties, Kansas,
S/F Mortgage Revenue Bonds (Mortgage-Backed
	Securities Program), AMT, Series B-2, 5.25%
	due 12/01/2038 (b)(c)	1,006
450	Wyandotte County, Kansas, Kansas City Unified
Government Revenue Refunding Bonds (General
	Motors Corporation Project), 6% due 6/01/2025	424

Kentucky — 2.5%
1,725	Trimble County, Kentucky, Environmental
	Facilities Revenue Refunding Bonds, 4.60%
	due 6/01/2033 (a)	1,686

Louisiana — 1.5%
1,000	Louisiana Local Government Environmental
Facilities and Community Development Authority
	Revenue Bonds (Westlake Chemical Corporation), 6.75%
	due 11/01/2032	991

Maine — 1.1%
750	Jay, Maine, Solid Waste Disposal, Revenue Refunding
Bonds (International Paper Company Project), AMT,
	Series A, 4.90% due 11/01/2017	717

Maryland — 3.9%
540	Baltimore, Maryland, Convention Center
Hotel Revenue Bonds, Sub-Series B, 5.875%
	due 9/01/2039	539
500	Howard County, Maryland, Retirement Community
	Revenue Refunding Bonds (Columbia Vantage House
	Corporation), Series A, 5.25% due 4/01/2033	436
1,000	Maryland State Energy Financing Administration,
Limited Obligation Revenue Bonds (Cogeneration-
	AES Warrior Run), AMT, 7.40% due 9/01/2019	1,002
Maryland State Health and Higher Educational
	Facilities Authority Revenue Bonds:
500	(King Farm Presbyterian Community),
	Series A, 5.30% due 1/01/2037	434
250	(Washington Christian Academy), 5.25%
	due 7/01/2018	242

Face
Amount	Municipal Bonds	Value

Massachusetts — 2.8%
Massachusetts State Development Finance Agency
	Revenue Bonds, Series A:
$ 390	(Curry College), 5.25% due 3/01/2026 (e)	$ 369
1,000	(Linden Ponds, Inc. Facility), 5.75%
	due 11/15/2042	896
645	Massachusetts State Health and Educational
Facilities Authority, Revenue Refunding Bonds
(Bay Cove Human Services Issue), Series A, 5.90%
	due 4/01/2028	637

Michigan — 0.4%
310	Garden City, Michigan, Hospital Finance Authority,
Hospital Revenue Refunding Bonds (Garden City
	Hospital Obligation), Series A, 5% due 8/15/2038	248

Mississippi — 0.6%
500	Mississippi Business Finance Corporation Revenue
Bonds (Northrop Grumman Ship System), 4.55%
	due 12/01/2028	440

Missouri — 0.9%
600	Kansas City, Missouri, Tax Increment Financing
	Commission, Tax Allocation Revenue Bonds
(Kansas City MainCor Project), Series A, 5.25%
	due 3/01/2018	586

Nevada — 1.4%
1,000	Clark County, Nevada, IDR (Southwest Gas Corp.
	Project), AMT, Series A, 4.75% due 9/01/2036 (f)	939

New Hampshire — 2.6%
New Hampshire Health and Education Facilities
	Authority, Revenue Refunding Bonds:
950	(Havenwood-Heritage Heights Retirement
	Community), Series A, 5.40% due 1/01/2030	837
1,015	(Southern New Hampshire University), 5%
	due 1/01/2027 (e)	902

New Jersey — 7.0%
750	Burlington County, New Jersey, Bridge Commission,
EDR, Refunding (The Evergreens Project), 5.625%
	due 1/01/2038	692
1,140	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%
	due 6/15/2024	1,103
1,000	New Jersey EDA, Retirement Community Revenue
Refunding Bonds (Seabrook Village, Inc.), 5.25%
	due 11/15/2036	851
490	New Jersey EDA, Special Facility Revenue Bonds
(Continental Airlines Inc. Project), AMT, 6.625%
	due 9/15/2012	488
650	New Jersey Health Care Facilities Financing Authority,
	Revenue Bonds (Pascack Valley Hospital Association),
	6.625% due 7/01/2036	351
1,000	New Jersey Health Care Facilities Financing Authority
Revenue Refunding Bonds (South Jersey Hospital
	System), 5% due 7/01/2046	962
385	Tobacco Settlement Financing Corporation of New
Jersey, Asset-Backed Revenue Refunding Bonds,
	Series 1A, 5% due 6/01/2041	321

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

35

Schedule of Investments (continued) BlackRock High Yield Municipal Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

New York — 4.3%
$ 500	Genesee County, New York, IDA, Civic Facility Revenue
Refunding Bonds (United Memorial Medical Center
	Project), 5% due 12/01/2032	$ 428
750	New York City, New York, City IDA, Special Facility
	Revenue Bonds (JetBlue Airways Corporation Project),
	AMT, 5.125% due 5/15/2030	601
1,000	New York Liberty Development Corporation Revenue
	Bonds (National Sports Museum Project),
	Series A, 6.125% due 2/15/2019	993
1,000	New York State Dormitory Authority, Non-State
	Supported Debt, Revenue Refunding Bonds
(New York University Hospital Center), Series A, 5%
	due 7/01/2026	928

North Carolina — 1.4%
1,000	Ward County, North Dakota, Health Care Facility
Revenue Refunding Bonds (Trinity Health Obligated
	Group), 5.125% due 7/01/2029	955

Ohio — 3.4%
800	Buckeye Tobacco Settlement Financing Authority,
Ohio, Tobacco Settlement Asset-Backed Bonds,
	Series A-2, 6.50% due 6/01/2047	822
875	Richland County, Ohio, Hospital Facilities Revenue
	Refunding Bonds (MedCentral Health System), 5.25%
	due 11/15/2036	858
600	Trumbull County, Ohio, Health Care Facilities Revenue
Bonds (Shepherd of the Valley), VRDN, 3.63%
	due 10/01/2031 (h)(k)	600

Pennsylvania — 1.7%
735	Allegheny County, Pennsylvania, Hospital Development
Authority, Health System Revenue Refunding Bonds
	(West Penn Allegheny Health System), Series A, 5.375%
	due 11/15/2040	636
500	Harrisburg, Pennsylvania, Authority, University Revenue
	Bonds (Harrisburg University of Science), Series B, 6%
	due 9/01/2036	495

Rhode Island — 1.3%
1,000	Rhode Island Housing and Mortgage Finance
Corporation, Homeownership Opportunity Revenue
	Bonds, AMT, Series 53-B, 5% due 10/01/2046	915

South Carolina — 2.2%
1,000	Connector 2000 Association, Inc., South Carolina,
	Toll Road and Capital Appreciation Revenue Bonds,
	Senior-Series B, 7.97% due 1/01/2015 (j)	526
500	Myrtle Beach, South Carolina, Tax Increment Revenue
	Bonds (Myrtle Beach Air Force Base), Series A, 5.25%
	due 11/01/2026	447
600	South Carolina Jobs, EDA, Health Care Facilities, First
Mortgage Revenue Refunding Bonds (Lutheran
	Homes), 5.50% due 5/01/2028	542

Tennessee — 1.0%
700	Sullivan County, Tennessee, Health, Educational &
Housing Facilities Board, Hospital Revenue Bonds
(Wellmont Health System Project), Series C, 5.25%
	due 9/01/2036	660

Face
Amount	Municipal Bonds	Value

Texas — 7.4%
$ 1,000	Alliance Airport Authority, Inc., Texas, Special Facilities
Revenue Refunding Bonds (American Airlines Inc.
	Project), AMT, 5.75% due 12/01/2029	$ 829
500	Brazos River Authority, Texas, PCR (TXU Energy
	Company LLC Project), AMT, 5% due 3/01/2041	361
655	HFDC of Central Texas, Inc., Retirement Facilities
	Revenue Bonds, Series A, 5.75% due 11/01/2036	585
1,000	Harlandale, Texas, Independent School District,
	School Building, GO (Permanent School Fund Bond
	Guarantee Program), 4.75% due 8/15/2040	993
500	Houston, Texas, Airport System, Special Facilities
	Revenue Bonds (Continental Airlines), AMT,
	Series E, 7.375% due 7/01/2022	517
1,000	Mission, Texas, Economic Development Corporation,
Solid Waste Disposal Revenue Bonds (Allied Waste
	N.A. Inc Project), Series A, 5.20% due 4/01/2018	909
1,000	Texas State Public Financing Authority, Charter School
Financing Corporation, Revenue Refunding Bonds
	(KIPP, Inc.), Series A, 5% due 2/15/2036 (e)	838

Utah — 0.0%
15	Utah Housing Corporation, S/F Mortgage Revenue
	Bonds, AMT, Series A-1, Class I, 5% due 7/01/2037	14

Virginia — 8.2%
1,150	Albemarle County, Virginia, IDA, Residential Care
Facilities, Mortgage Revenue Refunding Bonds
	(Westminster-Canterbury), 5% due 1/01/2031	1,010
300	Fairfax County, Virginia, EDA, Residential Care
Facilities, Mortgage Revenue Refunding Bonds
	(Goodwin House, Inc.), 5.125% due 10/01/2042	271
500	Fairfax County, Virginia, EDA, Retirement Revenue
	Refunding Bonds (Greenspring Village Inc.),
	Series A, 4.875% due 10/01/2036	448
500	Farms of New Kent Community Development
Authority, Virginia, Special Assessment Bonds,
	Series C, 5.80% due 3/01/2036	450
450	Henrico County, Virginia, EDA, Residential Care
	Facility, Mortgage Revenue Refunding Bonds
(Westminster-Canterbury Of Winchester, Inc.), 5%
	due 10/01/2027	424
210	Lexington, Virginia, IDA, Residential Care Facility,
Mortgage Revenue Refunding Bonds (Kendal at
	Lexington), Series A, 5.375% due 1/01/2028	191
750	Lynchburg, Virginia, IDA, Residential Care Facility,
Mortgage Revenue Refunding Bonds (Westminster-
	Canterbury), 5% due 7/01/2031	635
500	Tobacco Settlement Financing Corporation of Virginia,
Revenue Refunding Bonds, Senior Series B-1, 5%
	due 6/01/2047	415
1,000	Virginia State, HDA, Commonwealth Mortgage
Revenue Bonds, Series H, Sub-Series H-1, 5.35%
	due 7/01/2031 (g)	1,018
750	Watkins Centre Community Development Authority,
	Virginia, Revenue Bonds, 5.40% due 3/01/2020	723

Washington — 0.7%
550	Washington State Housing Financing Commission,
Nonprofit Revenue Bonds (Skyline at First Hill
	Project), Series A, 5.625% due 1/01/2038	495

36 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (concluded) BlackRock High Yield Municipal Fund (In Thousands)

Face
Amount	Municipal Bonds	Value

West Virginia — 1.4%
$ 1,000	Pleasants County, West Virginia, PCR, Refunding
	(Allegheny Energy Supply Company, LLC),
	Series F, 5.25% due 10/15/2037	$ 968

Wisconsin — 0.7%
500	Wisconsin State Health and Educational Facilities
Authority, Revenue Refunding Bonds (Franciscan
	Sisters Healthcare), 5% due 9/01/2026	456

	Total Municipal Bonds
	(Cost — $72,040) — 96.9%	65,833

Face	Municipal Bonds Transferred to
Amount	Tender Options Bond Trusts (d)	Value

Virginia — 3.6%
$ 2,410	Virginia State, HDA, Commonwealth Mortgage
Revenue Bonds, Series H Sub-Series H-1, 5.375%
	due 7/01/2036 (g)	$ 2,446

	Total Municipal Bonds Transferred to Tender
	Option Bond Trusts (Cost — $2,454) — %	2,446

Total Investments (Cost — $74,494*) — 100.5%		68,279
Other Assets Less Liabilities — 1.3%		857
Liability for Trust Certifiates, Including Interest
Expense Payable — (1.8%)		(1,206)

Net Assets — 100.0%		$ 67,930

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 73,290

Gross unrealized appreciation	$ 8
Gross unrealized depreciation	(6,224)

Net unrealized depreciation	$ (6,216)

(a)	AMBAC Insured.

(b)	FHLMC Collateralized.

(c)	FNMA/GNMA Collateralized.

(d)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1(c) of the Notes to Financial Statements for details of muni- cipal bonds transferred to tender option bond trusts.

(e)	ACA Insured.

(f)	FGIC Insured.

(g)	MBIA Insured.

(h)	Radian Insured.

(i)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(j)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(k)	Security may have a maturity of more than one year at time of issuance, but has vari- able rate and demand features that qualify it as a short-term security. The rate dis- closed is that currently in effect. This rate changes periodically based upon prevailing market rates.

• Forward interest rate swaps outstanding as of December 31,2007 were as follows:

	Notional	Unrealized
	Amount	Depreciation

Pay a fixed rate of 3.9765% and receive
a floating rate based on 1-week (SIFMA)
Municipal Swap Index rate
Broker, JPMorganChase
Expires January 2023	$3,100	($117)

• Financial futures contracts sold as of December 31,2007 were as follows:

Number of		Expiration	Face	Unrealized
Contracts	issue	Date	Value	Depreciation

10-Year
	U.S. Treasury	March
75	Bond	2008	$8,455	$(49)

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

37

Statements of Assets and Liabilities

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
As of December 31, 2007 (Unaudited)	Fund	Fund	Fund	Fund

Assets

Investments in unaffiliated securities, at value*	$ 253,947,276	$ 927,099,142	$1,770,635,960	$ 68,278,557
Investments in affiliated securities, at value**	12,520,981	35,172,840	439,643	—
Cash	92,203	66,482	39,628	6,421
Receivables:
Interest	4,188,103	14,769,876	28,324,029	1,104,634
Securities sold	—	—	26,968,990	—
Capital shares sold	918,157	2,559,701	19,347,702	294,294
Variation margin	—	—	—	82,031
Prepaid expenses and other assets	32,357	854,636	136,573	28,289

Total assets	271,699,077	980,522,677	1,845,892,525	69,794,226

Liabilities

Trust certificates‡	—	117,268,292	106,893,871	1,205,000
Unrealized depreciation on forward interest rate swaps	—	313,420	—	117,481
Payables:
Securities purchased	—	10,071,372	44,423,986	—
Dividends to shareholders	712,724	2,722,256	5,256,659	292,070
Capital shares redeemed	259,150	985,638	4,165,322	165,494
Interest expense	—	1,230,069	1,158,836	1,229
Investment adviser	43,386	268,937	683,997	34,901
Distributor	18,331	104,217	287,110	4,157
Other affiliates	25,467	75,495	262,478	2,677
Accrued expenses and other liabilities	20,913	103,060	121,454	40,787

Total liabilities	1,079,971	133,142,756	163,253,713	1,863,796

Net Assets

Net assets	$ 270,619,106	$ 847,379,921	$1,682,638,812	$ 67,930,430

Net Assets Consist of

BlackRock Common Stock, $.10 par value†	$ 22,953	—	—	—
Institutional Common Stock, $.10 par value††	1,331,531	$ 7,573,284	$ 9,685,704	$ 653,475
Investor A Common Stock, $.10 par value†††	83,690	2,223,429	4,004,890	48,716
Investor A1 Common Stock, $.10 par value††††	1,104,007	—	—	—
Investor B Common Stock, $.10 par value†††††	124,088	531,066	825,116	—
Investor C Common Stock, $.10 par value††††††	46,643	114,909	648,073	40,973
Investor C1 Common Stock, $.10 par value†††††††	—	615,693	1,249,454	—
Paid-in capital in excess of par	275,008,807	811,650,713	1,676,655,054	74,331,678
Undistributed investment income — net	484,004	2,688,996	768,438	101,874
Accumulated realized capital losses — net	(9,510,991)	(1,988,911)	(33,352,407)	(863,493)
Unrealized appreciation (depreciation) — net	1,924,374	23,970,742	22,154,490	(6,382,793)

Net Assets	$ 270,619,106	$ 847,379,921	$1,682,638,812	$ 67,930,430

38 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Statements of Assets and Liabilities (concluded)

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
As of December 31, 2007 (Unaudited)	Fund	Fund	Fund	Fund

Net Asset Value

BlackRock:
Net assets	$ 2,290,362	—	—	—

Shares outstanding	229,532	—	—	—

Net asset value and redemption price per share	$ 9.98	—	—	—

Institutional:
Net assets	$ 132,769,175	$ 580,393,822	$ 992,826,912	$ 59,737,524

Shares outstanding	13,315,305	75,732,842	96,857,043	6,534,748

Net asset value and redemption price per share	$ 9.97	$ 7.66	$ 10.25	$ 9.14

Investor A:
Net assets	$ 8,349,491	$ 170,340,098	$ 410,710,033	$ 4,447,028

Shares outstanding	836,902	22,234,290	40,048,902	487,156

Net asset value and redemption price per share	$ 9.98	$ 7.66	$ 10.26	$ 9.13

Investor A1:
Net assets	$ 110,182,666	—	—	—

Shares outstanding	11,040,075	—	—	—

Net asset value and redemption price per share	$ 9.98	—	—	—

Investor B:
Net assets	$ 12,375,069	$ 40,670,050	$ 84,544,731	—

Shares outstanding	1,240,885	5,310,661	8,251,156	—

Net asset value and redemption price per share	$ 9.97	$ 7.66	$ 10.25	—

Investor C:
Net assets	$ 4,652,343	$ 8,812,448	$ 66,465,892	$ 3,745,878

Shares outstanding	466,425	1,149,091	6,480,731	409,726

Net asset value and redemption price per share	$ 9.97	$ 7.67	$ 10.26	$ 9.14

Investor C1:
Net assets	—	$ 47,163,503	$ 128,091,244	—

Shares outstanding	—	6,156,926	12,494,537	—

Net asset value and redemption price per share	—	$ 7.66	$ 10.25	—

* Identified cost for unaffiliated securities	$ 252,022,902	$ 900,406,896	$1,748,481,470	$ 74,494,486

** Identified cost for affiliated securities	$ 12,520,981	$ 37,580,924	$ 439,643	—

† Authorized shares — BlackRock	150,000,000	—	—	—

†† Authorized shares — Institutional	150,000,000	500,000,000	375,000,000	100,000,000

††† Authorized shares — Investor A	150,000,000	500,000,000	375,000,000	100,000,000

†††† Authorized shares — Investor A1	150,000,000	—	—	—

††††† Authorized shares — Investor B	150,000,000	375,000,000	375,000,000	—

†††††† Authorized shares — Investor C	150,000,000	375,000,000	375,000,000	100,000,000

††††††† Authorized shares — Investor C1	—	375,000,000	375,000,000	—

‡ Represents short-term floating rate certificates issued by tender option bond trusts.
See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

39

Statements of Operations

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
For the Six Months Ended December 31, 2007 (Unaudited)	Fund	Fund	Fund	Fund

Investment Income

Interest	$ 4,838,068	$ 22,876,095	$ 44,687,115	$ 1,977,054
Dividends from affiliates	235,638	610,467	647,209	—

Total income	5,073,706	23,486,562	45,334,324	1,977,054

Expenses

Investment advisory fees	452,032	1,582,395	3,899,742	204,156
Interest expense and fees	—	2,235,950	2,517,219	2,309
Service and distribution fees — Investor C1	—	199,129	541,226	—
Service and distribution fees — Investor B	23,887	159,494	350,722	—
Service fees — Investor A	5,366	214,953	454,596	7,241
Transfer agent fees — Institutional	30,812	104,476	328,869	3,439
Accounting services	50,421	132,419	237,063	18,409
Registration fees	23,708	28,673	50,727	20,918
Transfer agent fees — Investor A	2,697	38,272	73,851	264
Printing and shareholder reports	10,366	26,390	57,266	1,305
Professional fees	24,283	28,173	33,727	23,434
Service and distribution fees — Investor C	15,757	29,352	274,116	17,578
Custodian fees	13,218	28,848	49,039	5,201
Service fees — Investor A1	57,884	—	—	—
Transfer agent fees — Investor C1	—	11,592	36,447	—
Transfer agent fees — Investor B	4,066	12,864	31,440	—
Pricing services	4,897	12,271	32,096	10,548
Directors’ fees and expenses	8,847	16,419	14,507	7,229
Transfer agent fees — Investor A1	22,972	—	—	—
Transfer agent fees — Investor C	6,531	1,275	25,260	738
Transfer agent fees — BlackRock	146	—	—	—
Other	11,788	22,235	34,333	7,511

Total expenses before waiver	769,678	4,885,180	9,042,246	330,280
Waiver of expenses	(195,278)	(9,305)	(37,643)	(20,094)

Total expenses after waiver	574,400	4,875,875	9,004,603	310,186

Investment income — net	4,499,306	18,610,687	36,329,721	1,666,868

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net	7,524	3,415,930	(2,632,448)	(772,541)
Forward interest rate swaps — net	—	(655,000)	—	(90,947)

Total realized gain (loss) — net	7,524	2,760,930	(2,632,448)	(863,488)

Change in unrealized appreciation/depreciation on:
Investments — net	2,440,378	(1,525,096)	(18,679,154)	(5,282,655)
Financial futures contracts and forward interest rate swaps — net	—	(603,820)	—	(154,632)

Total change in unrealized appreciation/depreciation — net	2,440,378	(2,128,916)	(18,679,154)	(5,437,287)

Total realized and unrealized gain (loss) — net	2,447,902	632,014	(21,311,602)	(6,300,775)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 6,947,208	$ 19,242,701	$ 15,018,119	$ (4,633,907)

See Notes to Financial Statements.

40 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Statements of Changes in Net Assets	BlackRock Short-Term Municipal Fund

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2007	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Investment income — net	$ 4,499,306	$ 9,759,232
Realized gain (loss) — net	7,524	(1,713,793)
Change in unrealized appreciation/depreciation — net	2,440,378	1,804,264

Net increase in net assets resulting from operations	6,947,208	9,849,703

Dividends to Shareholders

Investment income — net:
BlackRock	(39,660)	(140,524)
Institutional	(2,225,059)	(4,626,244)
Investor A	(67,851)	(19,319)
Investor A1	(1,919,517)	(4,174,606)
Investor B	(209,331)	(522,656)
Investor C	(37,888)	(18,188)
Class C†	—	(257,695)

Net decrease in net assets resulting from dividends to shareholders	(4,499,306)	(9,759,232)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(5,547,646)	(62,634,810)

Net Assets

Total decrease in net assets	(3,099,744)	(62,544,339)
Beginning of period	273,718,850	336,263,189

End of period*	$ 270,619,106	$ 273,718,850

* Undistributed investment income — net	$ 484,004	$ 484,004

†On August 25, 2006, Class C was converted to Class A (Investor A1).

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

41

Statements of Changes in Net Assets	BlackRock Municipal Insured Fund

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2007	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Investment income — net	$ 18,610,687	$ 39,380,614
Realized gain — net	2,760,930	1,216,879
Change in unrealized appreciation — net	(2,128,916)	1,716,956

Net increase in net assets resulting from operations	19,242,701	42,314,449

Dividends & Distributions to Shareholders

Investment income — net:
Institutional	(13,353,030)	(26,786,243)
Investor A	(3,628,651)	(6,958,170)
Investor B	(789,383)	(1,954,906)
Investor C	(101,703)	(53,001)
Investor C1	(913,489)	(1,973,504)
Realized gain — net:
Institutional	(1,052,942)	(3,420,292)
Investor A	(306,404)	(945,702)
Investor B	(73,110)	(299,416)
Investor C	(15,328)	(6,273)
Investor C1	(86,569)	(312,142)

Net decrease in net assets resulting from dividends and distributions to shareholders	(20,320,609)	(42,709,649)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(29,995,250)	(60,444,977)

Net Assets

Total decrease in net assets	(31,073,158)	(60,840,177)
Beginning of period	878,453,079	939,293,256

End of period*	$ 847,379,921	$ 878,453,079

* Undistributed investment income — net	$ 2,688,996	$ 2,864,565

See Notes to Financial Statements.

42 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Statements of Changes in Net Assets	BlackRock National Municipal Fund

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2007	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Investment income — net	$ 36,329,721	$ 68,679,752
Realized gain (loss) — net	(2,632,448)	8,716,953
Change in unrealized depreciation — net	(18,679,154)	(7,313,633)

Net increase in net assets resulting from operations	15,018,119	70,083,072

Dividends to Shareholders

Investment income — net:
Institutional	(23,044,309)	(43,499,106)
Investor A	(8,063,224)	(14,096,416)
Investor B	(1,829,822)	(4,665,176)
Investor C	(989,886)	(572,654)
Investor C1	(2,618,241)	(5,809,148)

Net decrease in net assets resulting from dividends to shareholders	(36,545,482)	(68,642,500)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	95,199,573	159,104,907

Net Assets

Total increase in net assets	73,672,210	160,545,479
Beginning of period	1,608,966,602	1,448,421,123

End of period*	$1,682,638,812	$1,608,966,602

* Undistributed investment income — net	$ 768,438	$ 984,199

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

43

Statement of Changes in Net Assets	BlackRock High Yield Municipal Fund

	For the	For the Period
	Six Months Ended	August 1, 2006†
	December 31, 2007	to June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Investment income — net	$ 1,666,868	$ 2,089,925
Realized gain — net	(863,488)	162,355
Change in unrealized appreciation/depreciation — net	(5,437,287)	(945,506)

Net increase in net assets resulting from operations	(4,633,907)	1,306,774

Dividends & Distributions to Shareholders

Investment income — net:
Institutional	(1,482,999)	(1,933,439)
Investor A	(123,771)	(73,543)
Investor C	(61,944)	(82,943)
Realized gain — net:
Institutional	(135,095)	(9,444)
Investor A	(9,128)	(407)
Investor C	(7,832)	(454)

Net decrease in net assets resulting from dividends and distributions to shareholders	(1,820,769)	(2,100,230)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	1,650,939	73,526,873

Net Assets

Total increase in net assets	(4,803,737)	72,733,417
Beginning of period	72,734,167	750

End of period*	$ 67,930,430	$ 72,734,167

* Undistributed investment income — net	$ 101,874	$ 103,720

†Commencement of operations.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Financial Highlights	BlackRock Short-Term Municipal Fund

	BlackRock

	For the Six
	Months Ended	For the Period
	December 31,	October 2, 2006††
The following per share data and ratios have been derived	2007	to June 30,
from information provided in the financial statements.	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 9.89	$ 9.93

Investment income — net†	.17	.25
Realized and unrealized gain (loss) — net	.09	(.04)

Total from investment operations	.26	.21

Less dividends from investment income — net	(.17)	(.25)

Net asset value, end of period	$ 9.98	$ 9.89

Total Investment Return

Based on net asset value per share	2.62%**	2.09%**

Ratios to Average Net Assets

Expenses, net of waiver	.41%*	.35%*

Expenses	.46%*	.45%*

Investment income — net	3.35%*	3.34%*

Supplemental Data

Net assets, end of period (in thousands)	$ 2,290	$ 2,457

Portfolio turnover	17%	110%

*	Annualized.

**	Aggregate total investment return.

† Based on average shares outstanding.

††Commencement of operations.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

45

Financial Highlights (continued)				BlackRock Short-Term Municipal Fund

			Institutional
	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 9.88	$ 9.88 $	9.99	$ 10.05	$ 10.17	$ 10.13

Investment income — net†	.17	.32	.27	.19	.18	.27
Realized and unrealized gain (loss) — net	.09	—††	(.11)	(.06)	(.12)	.02

Total from investment operations	.26	.32	.16	.13	.06	.29

Less dividends from investment income — net	(.17)	(.32)	(.27)	(.19)	(.18)	(.25)

Net asset value, end of period	$ 9.97	$ 9.88 $	9.88	$ 9.99	$ 10.05	$ 10.17

Total Investment Return**

Based on net asset value per share	2.65%‡	3.32%	1.57%	1.30%	.59%	2.87%

Ratios to Average Net Assets

Expenses, net of waiver	.35%*	.38%	.44%	.43%	.42%	.42%

Expenses	.49%*	.48%	.45%	.44%	.43%	.43%

Investment income — net	3.41%*	3.27%	2.66%	1.88%	1.78%	2.44%

Supplemental Data

Net assets, end of period (in thousands)	$ 132,769	$ 131,061	$ 149,333	$ 186,877	$ 243,443	$ 251,137

Portfolio turnover	17%	110%	83%	87%	69%	45%

*	Annualized.

**	Total investment returns exclude the effects of any sales charges.

† Based on average shares outstanding.

††Amount is less than $.01 per share.

 ‡ Aggregate total investment return.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

	Investor A

	For the Six
	Months Ended	For the Period
	December 31, October 2, 2006††
The following per share data and ratios have been derived	2007	to June 30,
from information provided in the financial statements.	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 9.88	$ 9.93

Investment income — net†	.15	.23
Realized and unrealized gain (loss) — net	.11	(.05)

Total from investment operations	.26	.18

Less dividends from investment income — net	(.16)	(.23)

Net asset value, end of period	$ 9.98	$ 9.88

Total Investment Return**

Based on net asset value per share	2.62%‡	1.79%‡

Ratios to Average Net Assets

Expenses, net of waiver	.60%*	.61%*

Expenses	.82%*	1.06%*

Investment income — net	3.16%*	3.12%*

Supplemental Data

Net assets, end of period (in thousands)	$ 8,349	$ 1,456

Portfolio turnover	17%	110%

*	Annualized.

**	Total investment returns exclude the effects of sales charges.

† Based on average shares outstanding.

††Commencement of operations.

‡ Aggregate total investment return.See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

47

Financial Highlights (continued)				BlackRock Short-Term Municipal Fund

			Investor A1
	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 9.89	$ 9.89	$ 10.00	$ 10.06	$ 10.18	$ 10.14

Investment income — net†	.17	.32	.26	.18	.17	.24
Realized and unrealized gain (loss) — net	.08	(.01)	(.11)	(.06)	(.12)	.04

Total from investment operations	.25	.31	.15	.12	.05	.28

Less dividends from investment income — net	(.16)	(.31)	(.26)	(.18)	(.17)	(.24)

Net asset value, end of period	$ 9.98	$ 9.89	$ 9.89	$ 10.00	$ 10.06	$ 10.18

Total Investment Return*

Based on net asset value per share	2.60%‡	3.21%	1.47%	1.20%	.50%	2.77%

Ratios to Average Net Assets

Expenses, net of waiver	.45%**	.48%	.54%	.53%	.52%	.52%

Expenses	.58%**	.58%	.55%	.54%	.53%	.53%

Investment income — net	3.31%**	3.18%	2.55%	1.76%	1.68%	2.31%

Supplemental Data

Net assets, end of period (in thousands)	$ 110,183	$ 122,281	$ 99,293	$ 141,172	$ 244,741	$ 248,454

Portfolio turnover	17%	110%	83%	87%	69%	45%

*	Total investment returns exclude the effects of sales charges.

**	Annualized.

† Based on average shares outstanding.

††Aggregate total investment return.

 See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Financial Highlights (continued)				BlackRock Short-Term Municipal Fund

				Investor B
	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007			For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 9.88	$ 9.88	$ 10.00	$ 10.05	$ 10.17	$ 10.13

Investment income — net†	.15	.29	.23	.15	.14	.21
Realized and unrealized gain (loss) — net	.09	—††	(.12)	(.05)	(.12)	.04

Total from investment operations	.24	.29	.11	.10	.02	.25

Less dividends from investment income — net	(.15)	(.29)	(.23)	(.15)	(.14)	(.21)

Net asset value, end of period	$ 9.97	$ 9.88	$ 9.88	$ 10.00	$ 10.05	$ 10.17

Total Investment Return*

Based on net asset value per share	2.47%‡	2.95%	1.11%	1.04%	.24%	2.51%

Ratios to Average Net Assets

Expenses, net of waiver	.70%**	.74%	.80%	.79%	.77%	.78%

Expenses	.85%**	.85%	.81%	.80%	.78%	.79%

Investment income — net	3.06%**	2.90%	2.28%	1.50%	1.43%	2.10%

Supplemental Data

Net assets, end of period (in thousands)	$ 12,375	$ 14,380	$ 23,769	$ 38,565	$ 63,135	$ 83,886

Portfolio turnover	17%	110%	83%	87%	69%	45%

*	Total investment returns exclude the effects of sales charges.

**	Annualized.

† Based on average shares outstanding.

††Amount is less than $(.01) per share.

‡ Aggregate total investment return.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

49

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

	Investor C

	For the Six
	Months Ended	For the Period
	December 31, October 2, 2006††
The following per share data and ratios have been derived	2007	to June 30,
from information provided in the financial statements.	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 9.88	$ 9.93

Investment income — net†	.12	.17
Realized and unrealized gain (loss) — net	.09	(.05)

Total from investment operations	.21	.12

Less dividends from investment income — net	(.12)	(.17)

Net asset value, end of period	$ 9.97	$ 9.88

Total Investment Return**

Based on net asset value per share	2.14%‡	1.23%‡

Ratios to Average Net Assets

Expenses, net of waiver	1.35%*	1.36%*

Expenses	1.86%*	2.06%*

Investment income — net	2.41%*	2.37%*

Supplemental Data

Net assets, end of period (in thousands)	$ 4,652	$ 2,084

Portfolio turnover	17%	110%

*	Annualized.

**	Total investment returns exclude the effects of sales charges.

† Based on average shares outstanding.

††Commencement of operations.

‡ Aggregate total investment return.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Financial Highlights (continued)				BlackRock Municipal Insured Fund

			Institutional

	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 7.67	$7.69	$ 8.00	$ 7.70	$ 8.07	$ 7.80

Investment income — net**	.17	.32	.35	.36	.40	.41
Realized and unrealized gain (loss) — net	—‡‡	.03	(.28)	.30	(.37)	.27

Total from investment operations	.17	.35	.07	.66	.03	.68

Less dividends and distributions:
Investment income — net	(.17)	(.33)	(.35)	(.36)	(.40)	(.41)
Realized gain — net	(.01)	(.04)	(.03)	—	—	—

Total dividends and distributions	(.18)	(.37)	(.38)	(.36)	(.40)	(.41)

Net asset value, end of period	$ 7.66	$7.67	$ 7.69	$ 8.00	$ 7.70	$ 8.07

Total Investment Return*

Based on net asset value per share	2.31%‡	4.60%	.82%	8.74%	.35%	8.88%

Ratios to Average Net Assets

Expenses, net of waiver and excluding interest expense and fees†	.47%††	.47%	.45%	.46%	.46%	.46%

Expenses, net of waiver	.98%††	.87%	.74%	.63%	.66%	.71%

Expenses	.98%††	.87%	.74%	.64%	.67%	.71%

Investment income — net	4.43%††	4.42%	4.40%	4.58%	5.04%	5.13%

Supplemental Data

Net assets, end of period (in thousands)	$ 580,394	$604,691	$ 639,687	$ 707,134	$ 733,310	$ 855,757

Portfolio turnover	22%	36%	41%	47%	44%	33%

*	Total investment returns exclude the effects of any sales charges.

**	Based on average shares outstanding.

† Interest expense and fees primarily from the trust certificates liability related to tender option bond trusts.

††Annualized.

‡ Aggregate total investment return.

‡‡Amount is less than $.01 per share.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

51

Financial Highlights (continued)				BlackRock Municipal Insured Fund

			Investor A
	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 7.67	$7.68	$ 8.00	$ 7.70	$ 8.07	$ 7.79

Investment income — net**	.16	.33	.33	.34	.38	.39
Realized and unrealized gain (loss) — net	—‡‡	.01	(.29)	.30	(.37)	.28

Total from investment operations	.16	.34	.04	.64	.01	.67

Less dividends and distributions:
Investment income — net	(.16)	(.31)	(.33)	(.34)	(.38)	(.39)
Realized gain — net	(.01)	(.04)	(.03)	—	—	—

Total dividends and distributions	(.17)	(.35)	(.36)	(.34)	(.38)	(.39)

Net asset value, end of period	$ 7.66	$7.67	$ 7.68	$ 8.00	$ 7.70	$ 8.07

Total Investment Return*

Based on net asset value per share	2.18%‡	4.47%	.44%	8.47%	.10%	8.77%

Ratios to Average Net Assets

Expenses, net of waiver and excluding interest expense and fees†	.73%††	.72%	.70%	.71%	.71%	.71%

Expenses, net of waiver	1.24%††	1.12%	.99%	.88%	.91%	.96%

Expenses	1.24%††	1.13%	.99%	.89%	.91%	.96%

Investment income — net	4.18%††	4.17%	4.15%	4.33%	4.79%	4.88%

Supplemental Data

Net assets, end of period (in thousands)	$ 170,340	$ 172,236	$ 172,083	$ 182,216	$ 183,007	$ 187,805

Portfolio turnover	22%	36%	41%	47%	44%	33%

*	Total investment returns exclude the effects of sales charges.

**	Based on average shares outstanding.

† Interest expense and fees primarily from the trust certificates liability related to tender option bond trusts.

††Annualized.

‡ Aggregate total investment return.

‡‡Amount is less than $.01 per share.

See Notes to Financial Statements.

 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Financial Highlights (continued)				BlackRock Municipal Insured Fund

			Investor B
	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 7.67	$7.68	$ 7.99	$ 7.69	$ 8.07	$ 7.79

Investment income — net**	.14	.29	.29	.30	.34	.35
Realized and unrealized gain (loss) — net	—‡‡	.01	(.28)	.30	(.38)	.28

Total from investment operations	.14	.30	.01	.60	(.04)	.63

Less dividends and distributions:
Investment income — net	(.14)	(.27)	(.29)	(.30)	(.34)	(.35)
Realized gain — net	(.01)	(.04)	(.03)	—	—	—

Total dividends and distributions	(.15)	(.31)	(.32)	(.30)	(.34)	(.35)

Net asset value, end of period	$ 7.66	$ 7.67	$ 7.68	$ 7.99	$ 7.69	$ 8.07

Total Investment Return*

Based on net asset value per share	1.92%‡	3.95%	.05%	7.93%	(.53%)	8.21%

Ratios to Average Net Assets

Expenses, net of waiver and excluding interest expense and fees†	1.24%††	1.23%	1.21%	1.21%	1.21%	1.22%

Expenses, net of waiver	1.76%††	1.63%	1.50%	1.39%	1.42%	1.47%

Expenses	1.76%††	1.63%	1.50%	1.40%	1.42%	1.47%

Investment income — net	3.66%††	3.67%	3.64%	3.83%	4.29%	4.38%

Supplemental Data

Net assets, end of period (in thousands)	$ 40,670	$45,533	$ 66,477	$ 91,355	$ 111,524	$ 160,177

Portfolio turnover	22%	36%	41%	47%	44%	33%

*	Total investment returns exclude the effects of sales charges.

**	Based on average shares outstanding.

† Interest expense and fees primarily from the trust certificates liability related to tender option bond trusts.

††Annualized.

‡ Aggregate total investment return.

‡‡ Amount is less than $.01 per share. See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

53

Financial Highlights (continued)	BlackRock Municipal Insured Fund

	Investor C

	For the Six
	Months Ended	For the Period
	December 31,	October 2, 2006†
The following per share data and ratios have been derived	2007	to June 30,
from information provided in the financial statements.	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 7.68	$ 7.88

Investment income — net††	.13	.17
Realized and unrealized gain (loss) — net	—‡‡‡	(.14)

Total from investment operations	.13	.03

Less dividends and distributions:
Investment income — net	(.13)	(.19)
Realized gain — net	(.01)	(.04)

Total dividends and distributions	(.14)	(.23)

Net asset value, end of period	$ 7.67	$ 7.68

Total Investment Return**

Based on net asset value per share	1.80%‡	.34%‡

Ratios to Average Net Assets

Expenses, net of waiver and excluding interest expense and fees‡‡	1.47%*	1.51%*

Expenses, net of waiver	1.99%*	1.90%*

Expenses	1.99%*	1.90%*

Investment income — net	3.42%*	3.37%*

Supplemental Data

Net assets, end of period (in thousands)	$ 8,812	$ 4,542

Portfolio turnover	22%	36%

*	Annualized.

**	Total investment returns exclude the effects of sales charges.

† Commencement of operations.

††Based on average shares outstanding. ‡ Aggregate total investment return.

‡‡ Interest expense and fees primarily from the trust certificates liability related to tender option bond trusts.

‡‡‡Amount is less than $.01 per share.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Financial Highlights (continued)				BlackRock Municipal Insured Fund

			Investor C1
	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 7.67	$7.68	$ 8.00	$ 7.69	$ 8.07	$ 7.79

Investment income — net**	.14	.28	.28	.30	.33	.34
Realized and unrealized gain (loss) — net	—‡‡	.02	(.29)	.31	(.38)	.28

Total from investment operations	.14	.30	(.01)	.61	(.05)	.62

Less dividends and distributions:
Investment income — net	(.14)	(.27)	(.28)	(.30)	(.33)	(.34)
Realized gain — net	(.01)	(.04)	(.03)	—	—	—

Total dividends and distributions	(.15)	(.31)	(.31)	(.30)	(.33)	(.34)

Net asset value, end of period	$ 7.66	$ 7.67	$ 7.68	$ 8.00	$ 7.69	$ 8.07

Total Investment Return*

Based on net asset value per share	1.90%‡	3.90%	(.12%)	8.01%	(.58%)	8.16%

Ratios to Average Net Assets

Expenses, net of waiver and excluding interest expense and fees†	1.28%††	1.28%	1.26%	1.26%	1.26%	1.27%

Expenses, net of waiver	1.79%††	1.68%	1.55%	1.44%	1.47%	1.52%

Expenses	1.79%††	1.68%	1.55%	1.45%	1.47%	1.52%

Investment income — net	3.62%††	3.63%	3.59%	3.77%	4.23%	4.31%

Supplemental Data

Net assets, end of period (in thousands)	$ 47,164	$51,452	$ 61,046	$ 64,682	$ 61,794	$ 66,089

Portfolio turnover	22%	36%	41%	47%	44%	33%

*	Total investment returns exclude the effects of sales charges.

**	Based on average shares outstanding.

† Interest expense and fees primarily from the trust certificates liability related to tender option bond trusts.

††Annualized.

‡ Aggregate total investment return.

‡‡Amount is less than $.01 per share.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

55

Financial Highlights (continued)				BlackRock National Municipal Fund

			Institutional
	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 10.39	$ 10.36	$ 10.66	$ 10.29	$ 10.54	$ 10.26

Investment income — net**	.24	.49	.51	.53	.55	.56
Realized and unrealized gain (loss) — net	(.14)	.05	(.30)	.37	(.25)	.28

Total from investment operations	.10	.54	.21	.90	.30	.84

Less dividends from investment income — net	(.24)	(.51)	(.51)	(.53)	(.55)	(.56)

Net asset value, end of period	$ 10.25	$ 10.39	$ 10.36	$ 10.66	$ 10.29	$ 10.54

Total Investment Return*

Based on net asset value per share	.97%‡	5.06%	2.02%	8.89%	2.88%	8.34%

Ratios to Average Net Assets

Expenses, net of waiver and excluding interest expense and fees†	.60%‡‡	.59%	.58%	.59%	.60%	.59%

Expenses, net of waiver	.91%‡‡	.99%	.84%	.72%	.70%	.75%

Expenses	.91%‡‡	1.00%	.85%	.72%	.70%	.75%

Investment income — net	4.63%‡‡	4.66%	4.87%	5.02%	5.23%	5.35%

Supplemental Data

Net assets, end of period (in thousands)	$ 992,827	$ 976,153	$ 890,984	$ 909,125	$ 907,419	$ 624,192

Portfolio turnover	25%	46%	56%	33%	20%	34%

*	Total investment returns exclude the effects of any sales charges.

**	Based on average shares outstanding.

† Interest expense and fees primarily from the trust certificates liability related to tender option bond trusts.

 ‡ Aggregate total investment return.

‡‡Annualized.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Financial Highlights (continued)				BlackRock National Municipal Fund

			Investor A
	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 10.39	$ 10.37	$ 10.67	$ 10.29	$ 10.54	$ 10.27

Investment income — net**	.23	.46	.49	.50	.52	.53
Realized and unrealized gain (loss) — net	(.13)	.03	(.30)	.38	(.25)	.27

Total from investment operations	.10	.49	.19	.88	.27	.80

Less dividends from investment income — net	(.23)	(.47)	(.49)	(.50)	(.52)	(.53)

Net asset value, end of period	$ 10.26	$ 10.39	$ 10.37	$ 10.67	$ 10.29	$ 10.54

Total Investment Return*

Based on net asset value per share	.96%‡	4.71%	1.77%	8.73%	2.62%	7.98%

Ratios to Average Net Assets

Expenses, net of waiver and excluding interest expense and fees†	.82%‡‡	.84%	.83%	.84%	.85%	.84%

Expenses, net of waiver	1.13%‡‡	1.24%	1.09%	.97%	.95%	1.00%

Expenses	1.14%‡‡	1.24%	1.10%	.97%	.95%	1.00%

Investment income — net	4.40%‡‡	4.43%	4.61%	4.76%	4.97%	5.10%

Supplemental Data

Net assets, end of period (in thousands)	$ 410,710	$ 349,225	$ 283,814	$ 248,231	$ 207,376	$ 200,108

Portfolio turnover	25%	46%	56%	33%	20%	34%

*	Total investment returns exclude the effects of sales charges.

**	Based on average shares outstanding.

† Interest expense and fees primarily from the trust certificates liability related to tender option bond trusts.

‡ Aggregate total investment return.

‡‡Annualized.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

57

Financial Highlights (continued)				BlackRock National Municipal Fund

			Investor B
	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 10.38	$ 10.36	$ 10.66	$ 10.28	$ 10.53	$ 10.26

Investment income — net**	.20	.41	.43	.45	.47	.48
Realized and unrealized gain (loss) — net	(.13)	.02	(.30)	.38	(.26)	.27

Total from investment operations	.07	.43	.13	.83	.21	.75

Less dividends from investment income — net	(.20)	(.41)	(.43)	(.45)	(.46)	(.48)

Net asset value, end of period	$ 10.25	$ 10.38	$ 10.36	$ 10.66	$ 10.28	$ 10.53

Total Investment Return*

Based on net asset value per share	.70%‡	4.18%	1.25%	8.18%	2.10%	7.43%

Ratios to Average Net Assets

Expenses, net of waiver and excluding interest expense and fees†	1.35%‡‡	1.34%	1.34%	1.35%	1.35%	1.34%

Expenses, net of waiver	1.66%‡‡	1.75%	1.60%	1.48%	1.45%	1.50%

Expenses	1.66%‡‡	1.75%	1.61%	1.48%	1.46%	1.51%

Investment income — net	3.88%‡‡	3.92%	4.11%	4.27%	4.47%	4.59%

Supplemental Data

Net assets, end of period (in thousands)	$ 84,545	$ 101,260	$ 134,177	$ 177,553	$ 217,814	$ 321,477

Portfolio turnover	25%	46%	56%	33%	20%	34%

*	Total investment returns exclude the effects of sales charges.

**	Based on average shares outstanding.

† Interest expense and fees primarily from the trust certificates liability related to tender option bond trusts.

‡ Aggregate total investment return.

‡‡Annualized.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Financial Highlights (continued)	BlackRock National Municipal Fund

	Investor C

	For the Six
	Months Ended	For the Period
	December 31,	October 2, 2006†
The following per share data and ratios have been derived	2007	to June 30,
from information provided in the financial statements.	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 10.39	$ 10.57

Investment income — net**	.19	.25
Realized and unrealized gain (loss) — net	(.13)	(.16)

Total from investment operations	.06	.09

Less dividends from investment income — net	(.19)	(.27)

Net asset value, end of period	$ 10.26	$ 10.39

Total Investment Return‡

Based on net asset value per share	.56%††	.96%††

Ratios to Average Net Assets

Expenses, net of waiver and excluding interest expense and fees†††	1.63%*	1.65%*

Expenses, net of waiver	1.94%*	2.05%*

Expenses	1.94%*	2.05%*

Investment income — net	3.60%*	3.59%*

Supplemental Data

Net assets, end of period (in thousands)	$ 66,466	$ 41,676

Portfolio turnover	25%	46%

*	Annualized.

**	Based on average shares outstanding.

† Commencement of operations.

††Aggregate total investment return.

†††Interest expense and fees primarily from the trust certificates liability related to tender option bond trusts.

‡Total investment returns exclude the effects of sales charges. See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

59

Financial Highlights (continued)				BlackRock National Municipal Fund

			Investor C1
	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 10.39	$ 10.36	$ 10.66	$ 10.29	$ 10.54	$ 10.26

Investment income — net**	.20	.41	.43	.44	.46	.47
Realized and unrealized gain (loss) — net	(.14)	.04	(.29)	.37	(.25)	.28

Total from investment operations	.06	.45	.14	.81	.21	.75

Less dividends from investment income — net	(.20)	(.42)	(.44)	(.44)	(.46)	(.47)

Net asset value, end of period	$ 10.25	$ 10.39	$ 10.36	$ 10.66	$ 10.29	$ 10.54

Total Investment Return*

Based on net asset value per share	.58%‡	4.23%	1.20%	8.02%	2.05%	7.48%

Ratios to Average Net Assets

Expenses, net of waiver and excluding interest expense and fees†	1.39%‡‡	1.39%	1.39%	1.40%	1.40%	1.39%

Expenses, net of waiver	1.69%‡‡	1.80%	1.65%	1.53%	1.50%	1.55%

Expenses	1.70%‡‡	1.80%	1.65%	1.53%	1.51%	1.56%

Investment income — net	3.84%‡‡	3.88%	4.05%	4.20%	4.42%	4.54%

Supplemental Data

Net assets, end of period (in thousands)	$ 128,091	$ 140,653	$ 139,447	$ 107,893	$ 74,849	$ 77,906

Portfolio turnover	25%	46%	56%	33%	20%	34%

*	Total investment returns exclude the effects of sales charges.

**	Based on average shares outstanding.

† Interest expense and fees primarily from the trust certificates liability related to tender option bond trusts.

‡ Aggregate total investment return.

‡‡Annualized.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Financial Highlights (continued)	BlackRock High Yield Municipal Fund

	Institutional

	For the Six
	Months Ended	For the Period
	December 31,	August 1, 2006††
The following per share data and ratios have been derived	2007	to June 30,
from information provided in the financial statements.	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 9.96	$ 10.00

Investment income — net†	.22	.39
Realized and unrealized loss — net	(.80)	(.03)

Total from investment operations	(.58)	.36

Less dividends and distributions:
Investment income — net	(.22)	(.40)
Realized gain — net	(.02)	—‡‡

Total dividends and distributions	(.24)	(.40)

Net asset value, end of period	$ 9.14	$ 9.96

Total Investment Return

Based on net asset value per share	(5.91%)‡	3.59%‡

Ratios to Average Net Assets

Expenses, net of waiver and excluding interest expense and fees‡‡‡	.76%*	.62%*

Expenses, net of waiver	.77%*	.62%*

Expenses	.82%*	.96%*

Investment income — net	4.55%*	4.35%*

Supplemental Data

Net assets, end of period (in thousands)	$ 59,738	$ 62,464

Portfolio turnover	18%	16%

* Annualized. † Based on average shares outstanding.

† † Commencement of operations.

‡ Aggregate total investment return.

‡‡ Amount is less than $(.01) per share.

‡‡‡ Interest expense and fees primarily from the trust certificates liability related to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

61

Financial Highlights (continued)	BlackRock High Yield Municipal Fund

	Investor A

	For the Six
	Months Ended	For the Period
	December 31,	August 1, 2006††
The following per share data and ratios have been derived	2007	to June 30,
from information provided in the financial statements.	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 9.95	$ 10.00

Investment income — net†	.21	.32
Realized and unrealized gain (loss) — net	(.80)	.01

Total from investment operations	(.59)	.33

Less dividends and distributions:
Investment income — net	(.21)	(.38)
Realized gain — net	(.02)	—‡‡

Total dividends and distributions	(.23)	(.38)

Net asset value, end of period	$ 9.13	$ 9.95

Total Investment Return**

Based on net asset value per share	(6.03%)‡	3.26%‡

Ratios to Average Net Assets

Expenses, net of waiver, and excluding interest expense and fees‡‡‡	1.01%*	.89%*

Expenses, net of waiver	1.01%*	.89%*

Expenses	1.07%*	1.19%*

Investment income — net	4.29%*	4.16%*

Supplemental Data

Net assets, end of period (in thousands)	$ 4,447	$ 5,892

Portfolio turnover	18%	16%

*	Annualized.

**	Total investment returns exclude the effects of sales charges.

† Based on average shares outstanding.

††Commencement of operations.

‡ Aggregate total investment return.

‡‡ Amount is less than $(.01) per share.

‡‡‡Interest expense and fees primarily from the trust certificates liability related to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Financial Highlights (concluded)	BlackRock High Yield Municipal Fund

	Investor C

	For the Six
	Months Ended	For the Period
	December 31,	August 1, 2006††
The following per share data and ratios have been derived	2007	to June 30,
from information provided in the financial statements.	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 9.97	$ 10.00

Investment income — net†	.17	.30
Realized and unrealized loss — net	(.81)	(.02)

Total from investment operations	(.64)	.28

Less dividends and distributions:
Investment income — net	(.17)	(.31)
Realized gain — net	(.02)	—‡‡

Total dividends and distributions	(.19)	(.31)

Net asset value, end of period	$ 9.14	$ 9.97

Total Investment Return**

Based on net asset value per share	(6.49%)‡	2.84%‡

Ratios to Average Net Assets

Expenses, net of waiver, and excluding interest expense and fees‡‡‡	1.78%*	1.53%*

Expenses, net of waiver	1.79%*	1.53%*

Expenses	1.85%*	1.84%*

Investment income — net	3.51%*	3.50%*

Supplemental Data

Net assets, end of period (in thousands)	$ 3,746	$ 4,378

Portfolio turnover	18%	16%

*	Annualized.

**	Total investment returns exclude the effects of sales charges.

† Based on average shares outstanding.

††Commencement of operations.

‡ Aggregate total investment return.

‡‡ Amount is less than $(.01) per share.

‡‡‡Interest expense and fees primarily from the trust certificates liability related to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

63

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Municipal Bond Fund, Inc. (the “Bond Fund”), consisting of BlackRock Short-Term Municipal Fund, BlackRock Municipal Insured Fund, BlackRock National Municipal Fund and BlackRock High Yield Municipal Fund (the “Funds” or individually as the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Bond Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Funds offer multiple classes of shares. BlackRock and Institutional Shares are sold only to certain eligible investors. Investor A and Investor A1 Shares are sold with a front-end sales charge. Shares of Investor B, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor A1, Investor B, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B share-holders may vote on certain changes to the Investor A and Investor A1 distribution plan, as applicable). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Bond Fund.

(a) Valuation of investments — Municipal bonds are traded primarily in the over-the-counter (“OTC”) markets and are valued at the last available bid price in the OTC market or on the basis of values as obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Bond Fund under the general direction of the Board of Directors. Such valuations and procedures are reviewed periodically by the Board of Directors of the Bond Fund. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Bond Fund from a pricing service. Short-term investments are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Bond Fund.

(b) Derivative financial instruments — The Funds may engage in various portfolio investment strategies both to increase their returns and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security, or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

  Financial futures contracts — The Funds may purchase or sell finan- cial futures contracts and options on such financial futures contracts.
  Financial futures contracts are contracts for delayed delivery ofsecurities at a specific future date and at a specific price or yields.Upon entering into a contract, the Funds deposit and maintains ascollateral such initial margin as required by the exchange on whichthe transaction is effected. Pursuant to the contract, the Funds agreeto receive from or pay to the broker an amount of cash equal to thedaily fluctuation in value of the contract. Such receipts or paymentsare known as variation margin and are recorded by the Funds asunrealized gains or losses. When the contract is closed, the Fundsrecord a realized gain or loss equal to the difference between thevalue of the contract at the time it was opened and the value at thetime it was closed.
  Forward interest rate swaps — The Funds may enter into forward interest rate swaps. In a forward interest rate swap, the Funds and the counterparty agree to pay or receive interest on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. The value of the agreement is deter- mined by quoted fair values received daily by the Funds from the counterparty. When the agreement is closed, the Funds record a real- ized gain or loss in an amount equal to the value of the agreement.
  Swaps — Each Fund may enter into swap agreements, which are OTC contracts in which each Fund and a counterparty agree to make peri- odic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre- determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generat- ed by a security. These periodic payments received or made by each Fund are recorded in the accompanying Statement of Operations as

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements (continued)

realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

(c) Municipal bonds transferred to tender option bond trusts — The BlackRock Municipal Insured Fund, BlackRock National Municipal Fund and BlackRock High Yield Municipal Fund invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which a fund, or an agent on behalf of the fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the fund which made the transfer or to affiliates of the fund. Each of these Funds’ transfers of the municipal securities to a TOB do not qualify for sale treatment under Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in each of these Funds’ schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates of each of these Funds. Interest income from the underlying security is recorded by these Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by these Funds include the right of the Funds (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Funds. At December 31, 2007, the aggregate value of the underlying municipal securities transferred to TOBs and the related liability for trust certificates were:

Range of
		Interest	Underlying
		Rates on	Municipal
	Liability for	the Liability	Bonds
	Trust	for Trust	Transferred
	Certificates	Certificates	to TOBs

BlackRock Municipal		3.45% –
Insured Fund	$117,268,292	3.696%	$231,888,278
BlackRock National		3.472% –
Municipal Fund	$106,893,871	3.690%	$217,410,844
BlackRock High Yield
Municipal Fund	$ 1,205,000	3.42%	$ 2,446,415

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Funds’ investments in TOB Residuals likely will adversely affect the Funds’ investment income-net and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect these Funds’ net asset value per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

(d) Income taxes — It is the Bond Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

(f) Prepaid registration fees — Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions — Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(h) Expenses — Certain expenses have been allocated to the individual Funds in the Bond Fund on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Bond Fund.

(i) Insurance — BlackRock Municipal Insured Fund: Where bonds in the Fund have not been insured pursuant to policies obtained by the issuer, the Fund has obtained insurance with respect to the payment of interest and principal of each bond. Such insurance is valid as long as the bonds are held by the Fund.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

65

Notes to Financial Statements (continued)

(j) Offering costs — BlackRock Municipal High Yield Fund: Offering costs are amortized over a 12-month period beginning with the commencement of operations of the Fund.

(k) Recent accounting pronouncements — Effective June 29, 2007, the Funds implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Funds, and has determined that the adoption of FIN 48 does not have a material impact on the Funds’ financial statements. The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the years ended June 30, 2004 through June 30, 2007. The statute of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is currently evaluating the implications of FAS 157 and its impact on the Funds’ financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standard No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Funds’ financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

Each Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, Inc. The Funds have also entered into separate Distribution Agreements with FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”) and has adopted separate Distribution Plans with respect to its Investor A, Investor A1, Investor B, Investor C and Investor C1 Shares. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Bond Fund. For such services, the Manager receives at the end of each month a fee with respect to each Fund at the annual rates set forth below which are based upon the average daily value of the Fund’s net assets.

	Rate of Advisory Fee

	BlackRock BlackRock BlackRock
Aggregate of Average	Short-Term	Municipal	National
Daily Net Assets of the	Municipal	Insured	Municipal
Three Combined Funds*	Fund	Fund	Fund

Not exceeding $250 million	.40%	.40%	.50%
In excess of $250 million but
not exceeding $400 million	.375%	.375%	.475%
In excess of $400 million but
not exceeding $550 million	.35%	.375%	.475%
In excess of $550 million but
not exceeding $1.5 billion	.325%	.375%	.475%
In excess of $1.5 billion	.325%	.35%	.475%

*	The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the three combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the three combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

The BlackRock High Yield Municipal Fund’s rates are as follows: .55% of the Fund’s average daily net assets not exceeding $250 million; .525% of average daily net assets in excess of $250 million but not exceeding $500 million; and .50% of average daily net assets in excess of $500 million. In addition, for the BlackRock High Yield Municipal Fund, the Manager has voluntarily agreed to waive a portion of the management fee. The amount of the waiver is determined monthly and can be discontinued at any time. For the six months ended December 31, 2007, the Manager earned fees of $204,156, of which $18,171 was waived.

For the BlackRock Short-Term Municipal Fund, the Manager has voluntarily agreed to waive fees or expenses in order to limit expenses as follows: .35% for Institutional Shares, .60% for Investor A Shares, .45% for Investor A1 Shares, .70% for Investor B Shares and 1.35% for Investor C Shares. For the six months ended December 31, 2007, the Manager earned fees of $452,032 of which $182,087 was waived.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements (continued)

In addition, the Manager has entered into sub-advisory agreements with BlackRock Investment Management, LLC, an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides to each Fund, a monthly fee that is a percentage of the management fee paid by each Fund to the Manager.

The Manager has agreed to waive its advisory fee for each Fund by the amount of advisory fee each Fund pays to the Manager indirectly through each Fund’s investment in the Merrill Lynch Institutional Tax-Exempt Fund. For the six months ended December 31, 2007, the waivers were as follows:

BlackRock Short-Term Municipal Fund	$ 13,191
BlackRock Municipal Insured Fund	$ 9,305
BlackRock National Municipal Fund	$ 37,643
BlackRock High Yield Municipal Fund	$ 1,923

Pursuant to the Distribution Plans adopted by the Bond Fund on behalf of the Funds in accordance with Rule 12b-1 under the Investment Company Act of 1940, each Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

		Service Fees

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
	Fund	Fund	Fund	Fund

Investor A	.25%	.25%	.25%	.25%
Investor A1	.10%	—	—	—
Investor B	.15%	.25%	.25%	—
Investor C	.25%	.25%	.25%	.25%
Investor C1	—	.25%	.25%	—

		Distribution Fees

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
	Fund	Fund	Fund	Fund

Investor B	.20%	.50%	.50%	—
Investor C	.75%	.75%	.75%	.75%
Investor C1	—	.55%	.55%	—

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch and the Distributor, provide shareholder servicing and distribution services to the Bond Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor A1, Investor B, Investor C and Investor C1 shareholders. The ongoing distribution fee compensates each Distributor and the broker-dealers for providing distribution-related services to Investor B, Investor C and Investor C1 shareholders.

For the six months ended December 31, 2007, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Funds’ Investor A Shares as follows:

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
	Fund	Fund	Fund	Fund

Investor A Shares	$33,820	$60,920	$198,917	$9,700

For the six months ended December 31, 2007, affiliates received contingent deferred sales charges relating to Investor B, Investor C and Investor C1 Shares as follows:

	Investor B	Investor C	Investor C1

BlackRock Short-Term
Municipal Fund	$ 2,699	$ 2,106	$ —
BlackRock Municipal
Insured Fund	$17,638	$ 712	$ 642
BlackRock National
Municipal Fund	$28,442	$22,963	$1,701
BlackRock High Yield
Municipal Fund	$ —	$ 1,199	$ —

Furthermore, MLPF&S received contingent deferred sales charges relat-
ing to transactions subject to front-end sales charge waivers as follows:

Investor A

BlackRock Short-Term Municipal Fund	$ 9
BlackRock National Municipal Fund	$2,537

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Bond Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of fund shares.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

67

Notes to Financial Statements (continued)

During the six months ended December 31, 2007, the following amounts have been accrued by each Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Call Center Fees

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
	Fund	Fund	Fund	Fund

BlackRock	$ 30	—	—	—
Institutional	$ 2,810	$19,226	$57,994	$ 472
Investor A	$ 72	$ 5,537	$11,071	$ 113
Investor A1	$ 2,166	—	—	—
Investor B	$ 348	$ 1,195	$ 2,890	—
Investor C	$ 86	$ 94	$ 929	$ 78
Investor C1	—	$ 1,076	$ 2,654	—

For the six months ended December 31, 2007, each Fund reimbursed the Manager for certain accounting services. The reimbursements were as follows:

BlackRock Short-Term Municipal Fund	$ 2,164
BlackRock Municipal Insured Fund	$ 7,752
BlackRock National Municipal Fund	$14,462
BlackRock High Yield Municipal Fund	$ 611

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager is the Fund’s transfer agent.

Certain officers and/or directors of the Bond Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2007 were as follows:

	Purchases	Sales

BlackRock Short-Term Municipal Fund	$ 39,156,618	$ 51,745,101
BlackRock Municipal Insured Fund	$209,553,633	$220,943,809
BlackRock National Municipal Fund	$438,125,236	$423,613,396
BlackRock High Yield Municipal Fund	$ 18,467,318	$ 13,045,496

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions for the six months ended December 31, 2007 and the year ended June 30, 2007 were as follows:

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2007	June 30, 2007

BlackRock Short-Term Municipal Fund	$ (5,547,646)	$ (62,634,810)
BlackRock Municipal Insured Fund	$(29,995,250)	$ (60,444,977)
BlackRock National Municipal Fund	$ 95,199,573	$159,104,907
BlackRock High Yield Municipal Fund	$ 1,650,939	$ 73,526,873

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements (continued)

Transactions in capital shares for each class were as follows:
	For the Six Months Ended		For the Period October 2, 2006*
	December 31, 2007		to June 30, 2007

	Shares	Amount	Shares	Amount

BlackRock Short-Term Municipal Fund

BlackRock Shares

Shares sold	—†	$ 1	2,874	28,519
Shares issued resulting from reorganization	—	—	1,094,165	10,856,031
Shares issued to shareholders in reinvestment of dividends	3,995	39,689	13,277	131,697

Total issued	3,995	39,690	1,110,316	11,016,247
Shares redeemed	(22,917)	(227,245)	(861,862)	(8,542,264)

Net increase (decrease)	(18,922)	(187,555)	248,454	2,473,983

† Less than 1 share.
* Commencement of operations.

Institutional Shares			For the Year Ended June 30, 2007

Shares sold	1,048,050	$ 10,414,747	2,062,719	$ 20,427,498
Shares issued resulting from reorganization	—	—	721,266	7,153,239
Shares issued to shareholders in reinvestment of dividends	112,748	1,116,218	247,581	2,449,491

Total issued	1,160,798	11,530,965	3,031,566	30,030,228
Shares redeemed	(1,110,399)	(11,009,659)	(4,877,444)	(48,321,661)

Net increase (decrease)	50,399	$ 521,306	(1,845,878)	$ (18,291,433)

			For the Period October 2, 2006*
Investor A Shares			to June 30, 2007

Shares sold and automatic conversion of shares	803,666	$ 7,988,479	185,469	$ 1,838,827
Shares issued resulting from reorganization	—	—	2,042	20,254
Shares issued to shareholders in reinvestment of dividends	4,323	42,989	1,586	15,703

Total issued	807,989	8,031,468	189,097	1,874,784
Shares redeemed	(118,410)	(1,178,868)	(41,774)	(414,043)

Net increase	689,579	$ 6,852,600	147,323	$ 1,460,741

* Commencement of operations.

Investor A1 Shares			For the Year Ended June 30, 2007

Shares sold and automatic conversion of shares	89,375	$ 889,068	678,506	$ 6,730,670
Shares issued resulting from conversion of Class C	—	—	6,091,469	60,465,669
Shares issued to shareholders in reinvestment of dividends	99,717	990,718	226,609	2,247,647

Total issued	189,092	1,879,786	6,996,584	69,443,986
Shares redeemed	(1,514,369)	(15,022,746)	(4,669,705)	(46,309,628)

Net increase (decrease)	(1,325,277)	$ (13,142,960)	2,326,879	$ 23,134,358

Investor B Shares			For the Year Ended June 30, 2007

Shares sold	34,513	$ 341,385	37,626	$ 372,718
Shares issued to shareholders in reinvestment of dividends	12,231	121,416	33,215	329,149

Total issued	46,744	462,801	70,841	701,867
Shares redeemed and automatic conversion of shares	(261,107)	(2,591,650)	(1,020,520)	(10,116,602)

Net decrease	(214,363)	$ (2,128,849)	(949,679)	$ (9,414,735)

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

69

Notes to Financial Statements (continued)

	For the Six Months Ended		For the Period October 2, 2006*
	December 31, 2007		to June 30, 2007

	Shares	Amount	Shares	Amount

Investor C Shares

Shares sold	351,051	$ 3,486,675	231,602	$ 2,295,349
Shares issued to shareholders in reinvestment of dividends	3,043	30,224	1,443	14,283

Total issued	354,094	3,516,899	233,045	2,309,632
Shares redeemed	(98,576)	(979,087)	(22,138)	(219,427)

Net increase	255,518	$ 2,537,812	210,907	$ 2,090,205

* Commencement of operations.

			For the Period July 1, 2006
Class C Shares			to August 25, 2006*

Shares sold			62,189	$ 613,069
Shares issued to shareholders in reinvestment of dividends			18,853	185,978

Total issued			81,042	799,047

Shares redeemed			(448,474)	(4,421,307)
Shares redeemed resulting from conversion to Investor A1			(6,122,405)	(60,465,669)

Total redeemed			(6,570,879)	(64,886,976)

Net decrease			(6,489,837)	$ (64,087,929)

* On August 25, 2006, Class C was converted to Class A (Investor A1).

BlackRock Municipal Insured Fund

Institutional Shares			For the Year Ended June 30, 2007

Shares sold	772,058	$ 5,910,514	1,615,547	$ 12,595,757
Shares issued to shareholders in reinvestment of dividends
and distributions	859,007	6,598,101	1,793,351	14,025,199

Total issued	1,631,065	12,508,615	3,408,898	26,620,956
Shares redeemed	(4,703,930)	(36,069,145)	(7,836,614)	(61,267,411)

Net decrease	(3,072,865)	$ (23,560,530)	(4,427,716)	$ (34,646,455)

Investor A Shares

Shares sold and automatic conversion of shares	1,704,056	$ 13,071,875	2,710,670	$ 21,170,114
Shares issued to shareholders in reinvestment of dividends
and distributions	259,098	1,990,148	511,923	4,001,861

Total issued	1,963,154	15,062,023	3,222,593	25,171,975
Shares redeemed	(2,182,969)	(16,744,129)	(3,167,212)	(24,734,287)

Net increase (decrease)	(219,815)	$ (1,682,106)	55,381	$ 437,688

Investor B Shares

Shares sold	179,929	$ 1,378,884	70,027	$ 547,519
Shares issued to shareholders in reinvestment of dividends
and distributions	48,898	375,408	127,963	1,000,612

Total issued	228,827	1,754,292	197,990	1,548,131
Shares redeemed and automatic conversion of shares	(856,382)	(6,565,280)	(2,915,911)	(22,747,070)

Net decrease	(627,555)	$ (4,810,988)	(2,717,921)	$ (21,198,939)

 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements (continued)

	For the Six Months Ended		For the Period October 2, 2006*
	December 31, 2007		to June 30, 2007

	Shares	Amount	Shares	Amount

Investor C Shares

Shares sold	594,755	$ 4,567,905	595,100	$ 4,659,402
Shares issued to shareholders in reinvestment of dividends
and distributions	8,959	68,898	4,158	32,362

Total issued	603,714	4,636,803	599,258	4,691,764
Shares redeemed	(46,096)	(353,920)	(7,785)	(61,282)

Net increase	557,618	$ 4,282,883	591,473	$ 4,630,482

* Commencement of operations.

Investor C1 Shares			For the Year Ended June 30, 2007

Shares sold	94	$ 723	252,508	$ 1,971,349
Shares issued to shareholders in reinvestment of dividends
and distributions	66,475	510,525	150,681	1,178,188

Total issued	66,569	511,248	403,189	3,149,537
Shares redeemed	(618,044)	(4,735,757)	(1,641,491)	(12,817,290)

Net decrease	(551,475)	$ (4,224,509)	(1,238,302)	$ (9,667,753)

BlackRock National Municipal Fund

Institutional Shares

Shares sold	7,174,686	$ 73,905,998	13,585,783	$ 142,980,852
Shares issued to shareholders in reinvestment of dividends	1,466,612	15,131,879	2,842,429	29,937,810

Total issued	8,641,298	89,037,877	16,428,212	172,918,662
Shares redeemed	(5,763,495)	(59,347,538)	(8,439,693)	(88,795,553)

Net increase	2,877,803	$ 29,690,339	7,988,519	$ 84,123,109

Investor A Shares

Shares sold and automatic conversion of shares	9,266,101	$ 95,347,730	10,447,588	$ 109,935,783
Shares issued to shareholders in reinvestment of dividends	397,612	4,103,637	716,831	7,552,056

Total issued	9,663,713	99,451,367	11,164,419	117,487,839
Shares redeemed	(3,221,128)	(33,185,490)	(4,936,616)	(51,956,483)

Net increase	6,442,585	$ 66,265,877	6,227,803	$ 65,531,356

Investor B Shares

Shares sold	92,066	$ 949,346	638,307	$ 6,734,106
Shares issued to shareholders in reinvestment of dividends	78,580	810,347	200,896	2,114,751

Total issued	170,646	1,759,693	839,203	8,848,857
Shares redeemed and automatic conversion of shares	(1,672,175)	(17,237,795)	(4,041,389)	(42,518,597)

Net decrease	(1,501,529)	$ (15,478,102)	(3,202,186)	$ (33,669,740)

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

71

Notes to Financial Statements (continued)

	For the Six Months Ended		For the Period October 2, 2006*
	December 31, 2007		to June 30, 2007

	Shares	Amount	Shares	Amount

Investor C Shares

Shares sold	2,991,677	$ 30,862,380	4,176,661	$ 44,069,366
Shares issued to shareholders in reinvestment of dividends	65,970	680,633	35,768	375,990

Total issued	3,057,647	31,543,013	4,212,429	44,445,356
Shares redeemed	(587,008)	(6,044,867)	(202,337)	(2,132,581)

Net increase	2,470,639	$ 25,498,146	4,010,092	$ 42,312,775

* Commencement of operations.

Investor CI Shares			For the Year Ended June 30, 2007

Shares sold	28,383	$ 292,972	2,120,136	$ 22,245,747
Shares issued to shareholders in reinvestment of dividends	167,407	1,727,403	371,250	3,911,253

Total issued	195,790	2,020,375	2,491,386	26,157,000
Shares redeemed	(1,240,843)	(12,797,062)	(2,408,164)	(25,349,593)

Net increase (decrease)	(1,045,053)	$ (10,776,687)	83,222	$ 807,407

BlackRock High Yield Municipal Fund

Institutional Shares

Shares sold	2,066,063	$ 19,649,586	6,785,278	$ 68,322,908
Shares issued to shareholders in reinvestment of dividends
and distributions	2,152	20,401	2,198	22,293

Total issued	2,068,215	19,669,987	6,787,476	68,345,201
Shares redeemed	(1,802,035)	(16,771,773)	(518,933)	(5,228,829)

Net increase	266,180	$ 2,898,214	6,268,543	$ 63,116,372

* Commencement of operations.

			For the Period August 1, 2006*
Investor A Shares			to June 30, 2007

Shares sold	124,224	$ 1,162,122	691,133	$ 6,961,080
Shares issued to shareholders in reinvestment of dividends
and distributions	10,385	98,572	3,655	36,897

Total issued	134,609	1,260,694	694,788	6,997,977
Shares redeemed	(239,663)	(2,223,439)	(102,603)	(1,035,823)

Net increase (decrease)	(105,054)	$ (962,745)	592,185	$ 5,962,154

* Commencement of operations.

Investor C Shares

Shares sold	136,629	$ 1,281,246	456,486	$ 4,621,438
Shares issued to shareholders in reinvestment of dividends
and distributions	5,304	50,199	5,243	53,125

Total issued	141,933	1,331,445	461,729	4,674,563
Shares redeemed	(171,528)	(1,615,975)	(22,433)	(226,216)

Net increase (decrease)	(29,595)	$ (284,530)	439,296	$ 4,448,347

* Commencement of operations.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Bond Fund, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates is a party to a $500,000,000 credit agreement with a group of lenders. The Bond Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Bond Fund may borrow up to the maximum amount allowable under the Bond Fund’s current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007 the credit agreement was renewed for one year under substantially the same terms. The Bond Fund pays a commitment fee of .06% per annum based on the Bond Fund’s pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund’s election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Bond Fund did not borrow under the credit agreement during the six months ended December 31, 2007.

6. Capital Loss Carryforward

BlackRock Short-Term Municipal Fund

On June 30, 2007, the Fund had a net capital loss carryforward of $9,187,219, of which $119,413 expires in 2008, $426,094 expires in 2009, $32,641 expires in 2011, $331,374 expires in 2012, $1,178,808 expires in 2013, $4,110,940 expires in 2014 and $2,987,949 expires in 2015. This amount will be available to offset like amounts of any future taxable gains.

BlackRock National Municipal Fund

On June 30, 2007, the Fund had a net capital loss carryforward of $26,847,836, of which $23,869,173 expires in 2009, $444,566 expires in 2010, $942,957 expires in 2011 and $1,591,140 expires in 2012. This amount will be available to offset like amounts of any future taxable gains.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

73

Proxy Results

During the six-month period ended December 31, 2007, the shareholders in each Fund of BlackRock Municipal Bond Fund, Inc. voted on the following proposal, which was approved at a special shareholders’ meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund’s Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

		BlackRock Short-Term Municipal Fund

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Fund’s Board of Directors:	James H. Bodurtha	26,381,725	205,092
	Bruce R. Bond	26,381,725	205,092
	Donald W. Burton	26,381,725	205,092
	Richard S. Davis	26,381,725	205,092
	Stuart E. Eizenstat	26,381,725	205,092
	Laurence D. Fink	26,373,848	212,969
	Kenneth A. Froot	26,373,848	212,969
	Henry Gabbay	26,373,848	212,969
	Robert M. Hernandez	26,373,848	212,969
	John F. O’Brien	26,373,848	212,969
	Roberta Cooper Ramo	26,381,725	205,092
	Jean Margo Reid	26,381,725	205,092
	David H. Walsh	26,381,725	205,092
	Fred G. Weiss	26,381,725	205,092
	Richard R. West	26,381,725	205,092

74 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

BlackRock Municipal Insured Fund		BlackRock National Municipal Fund		BlackRock High Yield Municipal Fund

Shares Voted	Shares Withheld	Shares Voted	Shares Withheld	Shares Voted	Shares Withheld
For	From Voting	For	From Voting	For	From Voting

96,113,669	1,985,856	123,052,859	2,091,359	6,995,336	0
96,118,510	1,981,015	123,012,123	2,132,095	6,995,336	0
96,118,301	1,981,224	122,992,108	2,152,110	6,995,336	0
96,054,356	2,045,169	122,998,742	2,145,476	6,995,336	0
96,106,371	1,993,154	123,046,950	2,097,268	6,995,336	0
96,105,925	1,993,600	123,010,764	2,133,454	6,995,336	0
96,054,379	2,045,146	123,005,066	2,139,152	6,995,336	0
96,049,788	2,049,737	122,988,848	2,155,370	6,995,336	0
96,093,291	2,006,234	122,985,110	2,159,108	6,995,336	0
96,100,506	1,999,019	123,005,761	2,138,457	6,995,336	0
96,077,576	2,021,949	123,072,000	2,072,218	6,995,336	0
96,078,976	2,020,549	123,076,386	2,067,832	6,995,336	0
96,132,723	1,966,802	123,007,357	2,136,861	6,995,336	0
96,132,753	1,966,772	123,066,050	2,078,168	6,995,336	0
96,132,723	1,966,802	123,048,112	2,096,106	6,995,336	0

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

75

Officers and Directors

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Director
Richard R. West, Director
Joe Grills, Advisory Board Member*
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer
Howard Surloff, Secretary
* Joe Grills resigned from the Advisory Board of the Fund, effective
December 31, 2007.

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PFPC Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Fund Address
BlackRock Municipal Bond Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

Swap Agreements

BlackRock Municipal Insured Fund, BlackRock National Municipal Fund and BlackRock High Yield Municipal Fund of BlackRock Municipal Bond Fund, Inc. may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Fund has entered into a swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. The swap agreements in which the Fund may invest includes credit default swap agreements.

 BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery 2) Select “eDelivery” under the “More Information” section 3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

77

BlackRock Fund Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund’s Board of
Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our website at
www.blackrock.com, by calling (800) 441-7762, or on the website of the Securities and Exchange Commission (the “Commission”) at
http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund’s voting securities were voted (if any) by BlackRock during the most recent 12-month period ended
June 30 is available, upon request and without charge, on our website at
www.blackrock.com, by calling (800) 441-7762 or on the website of the
Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q.
The Fund’s Forms N-Q are available on the Commission’s website at
http://www.sec.gov and may be reviewed and copied at the Commission’s
Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM – 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Healthcare Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Developing Capital Markets Fund	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Focus Value Fund	BlackRock International Opportunities Portfolio*	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK MUNICIPAL BOND FUND, INC.

DECEMBER 31, 2007

79

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#10249-12/07

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Bond Fund, Inc.

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer (principal executive officer) of BlackRock Municipal Bond Fund, Inc.

Date: February 21, 2008 By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of BlackRock Municipal Bond Fund, Inc.

Date: February 21, 2008